UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)
P.O. Box 5501
Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Secretary	Timothy W. Diggins, Esq.
Vice President and Managing Counsel	Ropes & Gray LLP
State Street Bank and Trust Company	Prudential Tower
4 Copley Place, 5th floor CPH 0326	800 Boylston Street
Boston, Massachusetts 02116	Boston, MA 02199-3600
Registrant’s telephone number, including area code: (617) 662-1742
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011

Item 1: Shareholder Report

STATE STREET MASTER FUNDS

SEMI-ANNUAL REPORT

June 30, 2011
(Unaudited)

State Street Money Market Portfolio

State Street Tax Free Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

State Street Master Funds

EXPENSE EXAMPLE

As a shareholder of the below listed (the “Portfolios”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2011 to June 30, 2011.

The table below illustrates your Portfolio’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2011

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	January 1, 2011	June 30, 2011	Period *
Based on Actual Portfolio Return

Money Market Portfolio	$1,000.00	$1,001.10	$0.35

Tax Free Money Market Portfolio	$1,000.00	$1,000.50	$0.50

U.S. Government Money Market Portfolio	$1,000.00	$1,000.30	$0.40

Treasury Money Market Portfolio	$1,000.00	$999.40	$0.40

Treasury Plus Money Market Portfolio	$1,000.00	$1,000.20	$0.40

State Street Master Funds

EXPENSE EXAMPLE(continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	January 1, 2011	June 30, 2011	Period *

Based on Hypothetical (5% return before expenses)

Money Market Portfolio	$1,000.00	$1,024.45	$0.35

Tax Free Money Market Portfolio	$1,000.00	$1,024.30	$0.50

U.S. Government Money Market Portfolio	$1,000.00	$1,024.40	$0.40

Treasury Money Market Portfolio	$1,000.00	$1,024.40	$0.40

Treasury Plus Money Market Portfolio	$1,000.00	$1,024.40	$0.40

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio’s annualized average weighted expense ratio as of June 30, 2011 was as follows:

Money Market Portfolio	0.07%

Tax Free Money Market Portfolio	0.10%

U.S. Government Money Market Portfolio	0.08%

Treasury Money Market Portfolio	0.08%

Treasury Plus Money Market Portfolio	0.08%

The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

State Street Money Market Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2011

Certificates of Deposit	57.4%

Government Agency Repurchase Agreements	14.1

Financial Company Commercial Paper	9.8

Other Notes	9.4

Treasury Repurchase Agreements	6.2

Asset Backed Commercial Paper	1.6

Other Assets In Excess of Liabilities	1.5

Total	100.0%

Maturity Ladder*	June 30, 2011

Overnight (1 Day)	27.5%

2-30 Days	17.2

31-60 Days	14.8

61-90 Days	18.3

Over 90 Days	22.2

Total	100.0%

Average days to maturity	33

Weighted average life	70

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

ASSET BACKED COMMERCIAL PAPER – 1.6%
Aspen Funding Corp.(a)	0.260%	07/26/2011	07/26/2011	$118,000,000	$117,978,694
Kells Funding LLC(a)	0.240%	09/13/2011	09/13/2011	80,000,000	79,960,533
Kells Funding LLC(a)	0.240%	09/13/2011	09/14/2011	110,000,000	109,945,000
Solitaire Funding LLC(a)	0.290%	07/05/2011	07/05/2011	145,000,000	144,995,328

TOTAL ASSET BACKED COMMERCIAL PAPER					452,879,555

FINANCIAL COMPANY COMMERCIAL PAPER – 9.8%
BPCE SA(a)	0.300%	07/18/2011	07/18/2011	260,000,000	259,963,167
BPCE SA(a)	0.315%	07/21/2011	07/21/2011	120,000,000	119,979,333
BPCE SA(a)	0.300%	07/26/2011	07/26/2011	115,000,000	114,976,042
BPCE SA(a)	0.300%	08/03/2011	08/03/2011	125,000,000	124,959,896
BPCE SA(a)	0.386%	08/08/2011	08/08/2011	165,000,000	164,933,817
Caisse D’Amortissement de la Dette Sociale(a)	0.228%	09/12/2011	09/12/2011	410,000,000	409,812,937
DnB NOR Bank ASA(a)(c)	0.290%	07/19/2011	01/19/2012	154,000,000	154,000,000
General Electric Capital Corp.	0.305%	07/25/2011	07/25/2011	225,000,000	224,955,000
General Electric Capital Corp.	0.300%	09/12/2011	09/12/2011	100,000,000	99,939,167
Nationwide Building Society(a)	0.370%	07/15/2011	07/15/2011	100,000,000	99,986,000
Societe Generale	0.410%	09/12/2011	09/12/2011	200,000,000	199,837,778
Societe Generale	0.360%	09/27/2011	09/27/2011	200,000,000	199,824,000
Svenska Handelsbanken AB(a)	0.210%	09/16/2011	09/16/2011	425,000,000	424,809,104
Swedbank AB	0.230%	08/18/2011	08/18/2011	45,000,000	44,986,500
Swedbank AB	0.230%	08/19/2011	08/19/2011	150,000,000	149,954,062

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,792,916,803

CERTIFICATES OF DEPOSIT – 57.4%
Bank of Montreal	0.226%	07/26/2011	07/26/2011	91,000,000	91,000,000
Bank of Montreal(c)	0.347%	07/06/2011	07/05/2012	94,000,000	94,000,000
Bank of Nova Scotia	0.200%	07/26/2011	07/26/2011	270,000,000	270,000,000
Bank of Nova Scotia	0.200%	08/02/2011	08/02/2011	182,500,000	182,500,000
Bank of Nova Scotia	0.170%	09/08/2011	09/08/2011	300,000,000	300,000,000
Bank of Nova Scotia(c)	0.331%	08/16/2011	06/15/2012	38,000,000	38,000,000
Barclays Bank	0.507%	07/15/2011	07/15/2011	450,000,000	450,000,000
Barclays Bank(c)	0.469%	07/14/2011	11/14/2011	500,000,000	500,000,000
Barclays Bank(c)	0.460%	07/11/2011	01/10/2012	300,000,000	300,000,000
Barclays Bank(c)	0.416%	07/18/2011	02/16/2012	150,000,000	150,000,000
BNP Paribas	0.560%	08/11/2011	08/11/2011	225,000,000	225,000,000
BNP Paribas	0.320%	11/07/2011	11/07/2011	200,000,000	200,000,000
BNP Paribas	0.420%	11/10/2011	11/10/2011	200,000,000	200,000,000
BNP Paribas	0.380%	12/07/2011	12/07/2011	500,000,000	500,000,000
Canadian Imperial Bank of Commerce	0.236%	07/19/2011	07/19/2011	400,000,000	400,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

CERTIFICATES OF DEPOSIT (continued)
Credit Agricole Corporate and Investment Bank	0.400%	07/14/2011	07/14/2011	$300,000,000	$300,000,000
Credit Agricole Corporate and Investment Bank(c)	0.441%	07/01/2011	09/01/2011	400,000,000	400,000,000
Credit Agricole Corporate and Investment Bank	0.420%	09/06/2011	09/06/2011	300,000,000	300,000,000
Credit Agricole Corporate and Investment Bank	0.440%	07/07/2011	09/07/2011	200,000,000	200,000,000
Credit Agricole Corporate and Investment Bank	0.430%	10/21/2011	10/21/2011	200,000,000	200,000,000
Credit Suisse	0.320%	07/25/2011	07/25/2011	195,000,000	195,000,000
Credit Suisse	0.190%	08/12/2011	08/12/2011	250,000,000	250,000,000
Credit Suisse(c)	0.340%	07/28/2011	07/03/2012	187,000,000	187,000,000
Deutsche Bank AG	0.320%	07/25/2011	07/25/2011	600,000,000	600,000,000
Deutsche Bank AG	0.240%	08/23/2011	08/23/2011	250,000,000	250,000,000
Deutsche Bank AG	0.230%	09/19/2011	09/19/2011	125,000,000	125,000,000
Deutsche Bank AG(c)	0.390%	07/05/2011	04/03/2012	100,000,000	100,000,000
ING Bank NV	0.410%	08/08/2011	08/08/2011	150,000,000	150,000,000
ING Bank NV	0.480%	08/15/2011	08/15/2011	175,000,000	175,000,000
ING Bank NV	0.430%	09/01/2011	09/01/2011	200,000,000	200,000,000
ING Bank NV	0.400%	09/02/2011	09/02/2011	250,000,000	250,000,000
ING Bank NV	0.400%	09/14/2011	09/14/2011	150,000,000	150,000,000
ING Bank NV	0.460%	10/03/2011	10/03/2011	250,000,000	250,000,000
ING Bank NV	0.400%	12/15/2011	12/15/2011	250,000,000	250,000,000
Lloyds TSB Bank	0.400%	07/01/2011	07/01/2011	450,000,000	450,000,000
Lloyds TSB Bank	0.400%	08/29/2011	08/29/2011	150,000,000	150,000,000
Lloyds TSB Bank	0.400%	12/05/2011	12/05/2011	350,000,000	350,000,000
National Australia Bank Ltd.(c)	0.270%	07/05/2011	04/26/2012	263,000,000	263,000,000
National Australia Bank Ltd.(c)	0.270%	07/08/2011	06/06/2012	200,000,000	200,000,000
National Australia Bank Ltd.(c)	0.270%	07/11/2011	06/07/2012	150,000,000	150,000,000
Nordea Bank Finland	0.200%	07/28/2011	07/28/2011	300,000,000	300,000,000
Nordea Bank Finland	0.190%	08/10/2011	08/10/2011	250,000,000	250,000,000
Nordea Bank Finland	0.190%	08/11/2011	08/11/2011	500,000,000	500,000,000
Rabobank Nederland NV	0.380%	07/13/2011	07/13/2011	400,000,000	400,000,000
Rabobank Nederland NV	0.360%	08/25/2011	08/25/2011	200,000,000	200,000,000
Rabobank Nederland NV(c)	0.270%	07/07/2011	12/07/2011	250,000,000	250,000,000
Rabobank Nederland NV(c)	0.290%	07/05/2011	04/02/2012	225,000,000	225,000,000
Rabobank Nederland NV(c)	0.249%	07/14/2011	05/14/2012	140,000,000	140,000,000
Rabobank Nederland NV(c)	0.259%	07/14/2011	05/14/2012	140,000,000	140,000,000
Royal Bank of Canada	0.330%	08/15/2011	08/15/2011	115,000,000	115,000,000
Royal Bank of Scotland	0.510%	08/08/2011	08/08/2011	200,000,000	200,000,000
Royal Bank of Scotland	0.510%	08/12/2011	08/12/2011	200,000,000	200,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

CERTIFICATES OF DEPOSIT (continued)
Royal Bank of Scotland	0.510%	08/22/2011	08/22/2011	$200,000,000	$200,000,000
Royal Bank of Scotland(c)	0.425%	07/18/2011	09/12/2011	300,000,000	300,000,000
Royal Bank of Scotland	0.400%	10/24/2011	10/24/2011	400,000,000	400,000,000
Skandinaviska Enskilda Banken AB	0.380%	08/05/2011	08/05/2011	125,000,000	125,000,000
Societe Generale SA	0.450%	07/05/2011	07/05/2011	400,000,000	400,000,000
Societe Generale SA	0.480%	09/01/2011	09/01/2011	225,000,000	225,000,000
Societe Generale SA(c)	0.470%	07/07/2011	09/07/2011	250,000,000	250,000,000
Svenska Handelsbanken AB	0.220%	07/27/2011	07/27/2011	100,000,000	100,000,361
Toronto Dominion Bank	0.190%	07/26/2011	07/26/2011	100,000,000	100,000,000
Toronto Dominion Bank(c)	0.256%	07/28/2011	10/28/2011	72,000,000	72,000,000
Toronto Dominion Bank(c)	0.270%	07/12/2011	01/12/2012	111,000,000	111,000,000
UBS AG	0.390%	09/26/2011	09/26/2011	600,000,000	600,000,000
UBS AG	0.220%	09/29/2011	09/29/2011	150,000,000	150,000,000
UBS AG(c)	0.363%	08/04/2011	02/06/2012	180,000,000	180,000,000
UniCredit SpA	0.240%	07/01/2011	07/01/2011	200,000,000	200,000,000
UniCredit SpA	0.240%	07/13/2011	07/13/2011	75,000,000	75,000,000

TOTAL CERTIFICATES OF DEPOSIT					16,403,500,361

OTHER NOTES – 9.4%
Bank of America NA(c)	0.286%	07/27/2011	07/27/2011	75,000,000	75,000,000
Bank of America NA(c)	0.291%	07/01/2011	08/01/2011	230,000,000	230,000,000
Bank of America NA	0.290%	08/08/2011	08/08/2011	90,000,000	90,000,000
Bank of America NA(c)	0.266%	07/22/2011	08/22/2011	200,000,000	200,000,000
Bank of America NA(c)	0.257%	07/15/2011	09/15/2011	125,000,000	125,000,000
Bank of Nova Scotia	0.010%	06/30/2011	07/01/2011	250,000,000	250,000,000
Commonwealth Bank of Australia(b)(c)	0.344%	07/27/2011	07/26/2012	31,000,000	31,000,000
Deutsche Bank AG	0.010%	07/01/2011	07/01/2011	50,000,000	50,000,000
National Australia Bank Ltd.	0.030%	07/01/2011	07/01/2011	250,000,000	250,000,000
Natixis Commercial Paper Corp.	0.100%	07/01/2011	07/01/2011	400,000,000	400,000,000
Nordea Bank AB(b)(c)	0.361%	08/18/2011	07/17/2012	174,000,000	174,000,000
Rabobank Nederland NV(b)(c)	0.331%	08/16/2011	06/15/2012	107,000,000	107,000,000
Royal Bank of Canada	0.010%	07/01/2011	07/01/2011	125,000,000	125,000,000
Svenska Handelsbanken	0.040%	07/01/2011	07/01/2011	200,000,000	200,000,000
Svenska Handelsbanken AB(b)(c)	0.368%	08/09/2011	05/08/2012	40,000,000	40,000,000
Svenska Handelsbanken AB(b)(c)	0.311%	08/17/2011	05/16/2012	300,000,000	300,000,000
Westpac Banking Corp.(c)	0.343%	07/28/2011	07/27/2012	35,000,000	35,000,000

TOTAL OTHER NOTES					2,682,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 14.1%
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by Federal Home Loan Mortgage Corporation, 4.500% due 08/01/2039, and Federal National Mortgage Association, 5.000% – 5.500% due 11/01/2033 – 08/01/2036 valued at $408,000,000); proceeds $400,000,556	0.050%	07/01/2011	07/01/2011	$400,000,000	$400,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by Federal Farm Credit Bank, 0.000% – 0.260% due 05/02/2012 – 10/28/2013, Federal Home Loan Bank, 0.000% – 5.250% due 07/15/2011 – 06/12/2037, Federal Home Loan Mortgage Corporation, 0.000% – 6.070% due 09/07/2011 – 01/19/2027 and Federal National Mortgage Association, 0.625% – 7.250% due 04/20/2012 – 11/07/2036 valued at $510,000,046); proceeds $500,000,417	0.030%	07/01/2011	07/01/2011	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by Federal Home Loan Mortgage Corporation, 1.323% – 3.500% due 06/15/2035 – 05/15/2026 and Federal National Mortgage Association, 0.943% – 5.000% due 06/25/2038 – 02/25/2040 valued at $510,000,001); proceeds $500,001,111	0.080%	07/01/2011	07/01/2011	500,000,000	500,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 01/15/2041 and Federal National Mortgage Association, 0.315% – 5.660% due 01/25/2027 – 06/25/2041 valued at $306,000,001); proceeds $300,000,333	0.040%	07/01/2011	07/01/2011	300,000,000	300,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & co., (Tri-Party), dated 06/30/2011 (collateralized by Federal Home Loan Mortgage Corporation, 0.000% – 6.500% due 04/15/2018 – 04/15/2041, Federal National Mortgage Association, 0.000% – 5.500% due 11/25/2016 – 10/25/2040, Government National Mortgage Association, 0.567% – 6.000% due 05/16/2029 – 02/16/2043 and Vendee Mortgage Trust, 3.750% – 4.250% due 02/12/2035 valued at $306,003,603); proceeds $300,000,417	0.050%	07/01/2011	07/01/2011	$300,000,000	$300,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by Federal Home Loan Mortgage Corporation, 0.628% – 6.500% due 10/15/2030 – 03/01/2041 and Federal National Mortgage Association, 0.444% – 6.000% due 11/01/2024 – 05/01/2041 valued at $510,000,001); proceeds $500,000,694	0.050%	07/01/2011	07/01/2011	500,000,000	500,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by Federal Home Loan Mortgage Corporation, 4.000% – 6.000% due 08/01/2024 – 06/01/2041 and Federal National Mortgage Association, 5.000% due 07/01/2037 valued at $510,000,000); proceeds $500,001,111	0.080%	07/01/2011	07/01/2011	500,000,000	500,000,000
Agreement with Royal Bank of Canada and The Bank of New York Inc. (Tri-Party), dated 06/30/2011 (collateralized by Federal National Mortgage Association, 5.000% due 07/01/2035 valued at $306,000,000); proceeds $300,000,417	0.050%	07/01/2011	07/01/2011	300,000,000	300,000,000
Agreement with Societe Generale and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by Federal Home Loan Mortgage Corporation, 4.500% – 6.500% due 08/01/2017 – 07/01/2039 and Federal National Mortgage Association, 4.000% – 6.000% due 11/01/2013 – 03/01/2040 valued at $255,000,001); proceeds $250,000,486	0.070%	07/01/2011	07/01/2011	250,000,000	250,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with UBS Securities, LLC and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by Federal Home Loan Mortgage Corporation, 4.000% – 6.000% due 05/01/2036 – 02/01/2041 and Federal National Mortgage Association, 3.500% – 6.000% due 02/01/2024 – 07/01/2041 valued at $510,000,001); proceeds $500,000,833	0.060%	07/01/2011	07/01/2011	$500,000,000	$500,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,050,000,000

TREASURY REPURCHASE AGREEMENTS – 6.2%
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by U.S. Treasury Strips, 5.250% due 02/15/2029 valued at $72,930,012); proceeds $71,500,020	0.010%	07/01/2011	07/01/2011	71,500,000	71,500,000
Agreement with Credit Suisse Securities (USA) LLC Bank Securities, Inc. and JP Morgan Chase & Co., (Tri-Party), dated 06/30/2011 (collateralized by U.S. Treasury Notes, 2.625% – 4.250% due 11/15/2012 – 06/30/2014 valued at $459,000,516); proceeds $450,000,125	0.010%	07/01/2011	07/01/2011	450,000,000	450,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2016 – 02/15/2040 valued at $510,000,018); proceeds $500,000,139	0.010%	07/01/2011	07/01/2011	500,000,000	500,000,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co., (Tri-Party), dated 06/30/2011 (collateralized by a U.S. Treasury Bond, 6.375% – 6.875% due 08/15/2025 – 08/15/2027 and U.S. Treasury Notes, 0.750% – 4.375% due 03/15/2012 – 11/15/2020 valued at $765,003,336); proceeds $750,000,208	0.010%	07/01/2011	07/01/2011	750,000,000	750,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					1,771,500,000

TOTAL INVESTMENTS(d)† – 98.5%					28,152,796,719
Other Assets in Excess of Liabilities – 1.5%					434,592,454

NET ASSETS – 100.0%					$28,587,389,173

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,326,299,851 or 8.14% of net assets as of June 30, 2011.

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

(b)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. These securities represent $652,000,000 or 2.28% of net assets as of June 30, 2011.

(c)	Variable Rate Security- Interest rate shown is rate in effect as of June 30, 2011.

(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2011

Education	17.6%

General Obligations	16.6

Cash/Money Market Fund	13.5

Transportation	13.1

Health	13.0

Housing	7.1

Water	6.9

Lease Revenue	2.8

Industrial Revenue/Pollution Control Revenue	2.2

Utility	2.1

Development	1.9

Tax Revenue	1.5

Public Agency	1.0

Electric Power	0.4

Stadium	0.3

Total	100.0%

Maturity Ladder*	June 30, 2011

Overnight (1 Day)	17.7%

2-30 Days	82.3

31-60 Days	0.0

61-90 Days	0.0

Over 90 Days	0.0

Total	100.0%

Average days to maturity	6

Weighted average life	6

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio of Investments
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

VARIABLE RATE DEMAND NOTES – 86.5%
Alabama – 1.0%
Lower Alabama Gas District, Revenue Bonds, Series A, LIQ: Societe Generale(a)	0.130%	07/07/2011	07/07/2011	$3,772,000	$3,772,000

Arizona – 2.8%
Arizona State Board of Regents, Revenue Bonds, Series A, LOC: Lloyds TSB Bank PLC, Series A(a)	0.050%	07/07/2011	07/07/2011	7,715,000	7,715,000
Arizona State Board of Regents, Revenue Bonds, Series B, LOC:Lloyds TSB Bank PLC(a)	0.050%	07/07/2011	07/07/2011	2,925,000	2,925,000

					10,640,000

California – 5.9%
California Statewide Communities Development Authority, Revenue Bonds, Golden Age Garden Apartments, Series H, INS: Freddie Mac, LIQ: Freddie Mac(a)	0.060%	07/07/2011	07/07/2011	2,520,000	2,520,000
Eastern Municipal Water District, COP, Series E, LIQ: Lloyds TSB Bank(a)	0.040%	07/07/2011	07/07/2011	3,780,000	3,780,000
Metropolitan Water District of Southern California, Revenue Bonds, Series A-2, SPA: Banco Bilbao Vizcaya(a)	0.140%	07/07/2011	07/07/2011	2,990,000	2,990,000
Metropolitan Water District of Southern California, Revenue Bonds, Series A-2, SPA:JP Morgan Chase Bank(a)	0.040%	07/07/2011	07/07/2011	10,000,000	10,000,000
Oakland-Alameda County Coliseum Authority, Revenue Bonds, Coliseum Project, Series C-1, LOC: Bank of New York & California State Teachers Retirement(a)	0.080%	07/07/2011	07/07/2011	2,600,000	2,600,000

					21,890,000

Colorado – 3.8%
Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, LOC: Wells Fargo Bank N.A.(a)	0.080%	07/07/2011	07/07/2011	1,820,000	1,820,000
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family Project, Class I-B3, SPA: Calyon Bank(a)	0.090%	07/07/2011	07/07/2011	4,630,000	4,630,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family Mortgage, Class 1-A3, SPA: Federal Home Loan Bank(a)	0.100%	07/07/2011	07/07/2011	2,195,000	2,195,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Class 1 B-2 RMKT 08/26/09, LIQ: Barclays Bank PLC(a)	0.060%	07/07/2011	07/07/2011	1,950,000	1,950,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.100%	07/07/2011	07/07/2011	3,700,000	3,700,000

					14,295,000

Connecticut – 4.1%
Connecticut Housing Finance Authority, Revenue Bonds, Subseries F-1, INS: Government Authority(a)	0.040%	07/01/2011	07/01/2011	1,500,000	1,500,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Greenwich Hospital, Series C, LOC: Bank of America N.A.(a)	0.080%	07/07/2011	07/07/2011	6,000,000	6,000,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series T-2(a)	0.030%	07/07/2011	07/07/2011	2,500,000	2,500,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

VARIABLE RATE DEMAND NOTES (continued)
Connecticut (continued)
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale-New Haven Hospital, Series K2, LOC: JP Morgan Chase Bank(a)	0.050%	07/07/2011	07/07/2011	$2,920,000	$2,920,000
State of Connecticut, GO Unlimited, Series A, SPA: Landesbank Hessen — Thrgn,(a)	0.150%	07/07/2011	07/07/2011	2,200,000	2,200,000

					15,120,000

Delaware – 1.2%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.050%	07/07/2011	07/07/2011	4,400,000	4,400,000

District of Columbia – 2.5%
District of Columbia, Revenue Bonds, ROCs RR II R-11247, INS: BHAC-CR National RE Corp., LIQ: Citibank N.A.(a)	0.100%	07/07/2011	07/07/2011	9,405,000	9,405,000

Florida – 1.1%
Austin Trust Various States, Revenue Bonds, Series 2008-1114, INS: FSA-CR AMBAC, LIQ: Bank of America N.A.(a)	0.180%	07/07/2011	07/07/2011	4,205,000	4,205,000

Georgia – 3.9%
Cobb County Development Authority, Revenue Bonds, American Heart Association, Inc., LOC: Wells Fargo Bank N.A.(a)	0.180%	07/07/2011	07/07/2011	1,055,000	1,055,000
Municipal Electric Authority Georgia, Revenue Bonds, GO of Participants, LOC: Bayerische Landesbank(a)	0.100%	07/07/2011	07/07/2011	1,485,000	1,485,000
Roswell Georgia Housing Authority Multifamily, Revenue Bonds, Chambrel Roswell, INS: Fannie Mae, LIQ: Fannie Mae(a)	0.090%	07/07/2011	07/07/2011	11,980,000	11,980,000

					14,520,000

Illinois – 2.4%
Chicago Board of Education, GO Unlimited, Dedicated Revenue, Series A, LOC: JP Morgan Chase Bank(a)	0.050%	07/01/2011	07/01/2011	3,000,000	3,000,000
Illinois Development Finance Authority Revenue Bonds, World Communications, Inc., LOC: Bank of America N.A.(a)	0.120%	07/07/2011	07/07/2011	1,500,000	1,500,000
Illinois Educational Facilities Authority, Revenue Bonds, National-Louis University, Series B, LOC: JP Morgan Chase Bank(a)	0.090%	07/07/2011	07/07/2011	3,960,000	3,960,000
Illinois Finance Authority, Revenue Bonds, Revolving Fund Pooled Financing Program, LOC: Bank One N.A.(a)	0.100%	07/07/2011	07/07/2011	500,000	500,000

					8,960,000

Kansas – 4.2%
Kansas State Department of Transportation, Revenue Bonds, Series B-1, SPA: Barclays Bank PLC(a)	0.030%	07/07/2011	07/07/2011	8,000,000	8,000,000
Kansas State Department of Transportation, Revenue Bonds, Series B-2, SPA: Barclays Bank PLC(a)	0.030%	07/07/2011	07/07/2011	5,000,000	5,000,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

VARIABLE RATE DEMAND NOTES (continued)
Kansas (continued)
Kansas State Department of Transportation, Revenue Bonds, Series C-1, SPA: JP Morgan Chase Bank(a)	0.050%	07/07/2011	07/07/2011	$2,810,000	$2,810,000

					15,810,000

Louisiana – 0.4%
Louisiana State Offshore Terminal Authority Deep Water Port, Revenue Bond, Series B, LOC: Bank One N.A.(a)	0.100%	07/07/2011	07/07/2011	1,500,000	1,500,000

Maryland – 2.4%
Baltimore Industrial Development Authority Industrial Dev Rev, Revenue Bonds, Baltimore Capital Acquisition, LOC: Bayerische Landesbank(a)	0.100%	07/07/2011	07/07/2011	900,000	900,000
Maryland State Economic Development Corporation, Revenue Bonds, Howard Hughes Medical Institution, Series B(a)	0.030%	07/07/2011	07/07/2011	3,000,000	3,000,000
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.070%	07/07/2011	07/07/2011	3,710,000	3,710,000
Maryland State Stadium Authority Lease, Revenue Bonds, Baltimore Convention, SPA: Bank of New York(a)	0.080%	07/07/2011	07/07/2011	1,215,000	1,215,000

					8,825,000

Massachusetts – 8.8%
Commonwealth of Massachusetts, GO Limited, Series B, SPA: Landesbank Hessen-Thrgn(a)	0.090%	07/07/2011	07/07/2011	2,900,000	2,900,000
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.060%	07/07/2011	07/07/2011	6,000,000	6,000,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Museum Fine A-2, RMKT, 04/02/08, SPA: Bank of America N.A.(a)	0.050%	07/01/2011	07/01/2011	2,575,000	2,575,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Tufts University, Series N-2, SPA: Bank of America N.A.(a)	0.030%	07/01/2011	07/01/2011	1,300,000	1,300,000
Massachusetts State Department of Transportation, Revenue Bonds, Contract Assistance, Series A-4, INS: GO of Commonwealth, SPA: Barclays Bank PLC(a)	0.030%	07/07/2011	07/07/2011	12,650,000	12,650,000
Massachusetts Water Resources Authority, Revenue Bonds, General Class 1-RMKT 05/07/11, INS: Government Authority(a)	0.060%	07/07/2011	07/07/2011	5,000,000	5,000,000
University of Massachusetts Building Authority, Revenue Bonds, Series A, INS: Commonwealth Guaranteed, SPA: Bank of America N.A.(a)	0.060%	07/07/2011	07/07/2011	2,300,000	2,300,000

					32,725,000

Michigan – 0.3%
University of Michigan, Revenue Bonds, General, SPA: JP Morgan Chase Bank(a)	0.060%	07/07/2011	07/07/2011	1,300,000	1,300,000

Missouri – 2.5%
City of Kansas City, Revenue Bonds, Chouteau I-35 Project-C, LOC: JP Morgan Chase & Co.(a)	0.070%	07/07/2011	07/07/2011	5,550,000	5,550,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

VARIABLE RATE DEMAND NOTES (continued)
Missouri (continued)
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Louis University, Series B-2, LOC: Bank of America N.A.(a)	0.030%	07/01/2011	07/01/2011	$650,000	$650,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series B, SPA: Wells Fargo Bank N.A.(a)	0.030%	07/01/2011	07/01/2011	1,635,000	1,635,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, SSM Health-C5, RMKT 05/15/08(a)	0.060%	07/07/2011	07/07/2011	1,660,000	1,660,000

					9,495,000

New Hampshire – 2.4%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College Issue, SPA: JP Morgan Chase Bank(a)	0.060%	07/07/2011	07/07/2011	3,125,000	3,125,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.060%	07/07/2011	07/07/2011	5,715,000	5,715,000

					8,840,000

New Jersey – 0.5%
Essex County New Jersey Improvement Authority, Revenue Bonds, Pooled Governmental Loan Program, LOC: Wells Fargo Bank N.A.(a)	0.050%	07/07/2011	07/07/2011	1,700,000	1,700,000

New York – 10.7%
City of New York, GO Unlimited, Subseries A-5, LOC: Bank of Nova Scotia(a)	0.030%	07/07/2011	07/07/2011	1,000,000	1,000,000
City of New York, GO Unlimited, Subseries C-3A RMKT, LIQ: Bank of Nova Scotia(a)	0.040%	07/07/2011	07/07/2011	3,000,000	3,000,000
City of New York, GO Unlimited, Subseries H-2, LOC: Bank of New York(a)	0.050%	07/07/2011	07/07/2011	1,290,000	1,290,000
City of New York, GO Unlimited, Subseries H-4, LOC: Bank of New York(a)	0.030%	07/01/2011	07/01/2011	2,450,000	2,450,000
Metropolitan Transportation Authority, Revenue Bonds, Subseries B-3, LOC: Lloyds TSB Bank PLC(a)	0.060%	07/07/2011	07/07/2011	5,045,000	5,045,000
New York Local Government Assistance Corps., Revenue Bonds, Sublien Series 4V RMKT, GO of Corporation(a)	0.060%	07/07/2011	07/07/2011	7,000,000	7,000,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.050%	07/07/2011	07/07/2011	1,300,000	1,300,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller university, Series A, Convention 04/03/08, SPA: JP Morgan Chase Bank(a)	0.070%	07/07/2011	07/07/2011	2,350,000	2,350,000
New York State Local Government Assistance Corp., Revenue Bonds, Series C, LOC: Landesbank Hessen-Thrgn(a)	0.080%	07/07/2011	07/07/2011	4,600,000	4,600,000
New York State Urban Development Corp., Revenue Bonds, Service Contract, Series A-5, LOC: TD Bank North N.A.(a)	0.050%	07/07/2011	07/07/2011	2,400,000	2,400,000
Suffolk County Water Authority, Revenue Bonds, Anticipation Notes, SPA: Bank of Nova Scotia(a)	0.050%	07/07/2011	07/07/2011	4,700,000	4,700,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

VARIABLE RATE DEMAND NOTES (continued)
New York (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Bridges Tunnels, Series AB, INS: AGM, SPA: JP Morgan Chase Bank(a)	0.100%	07/07/2011	07/07/2011	$1,105,000	$1,105,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series CD RMK, 06/20/07, INS: AGM, SPA: Lloyds TSB Bank PLC(a)	0.080%	07/07/2011	07/07/2011	3,815,000	3,815,000

					40,055,000

North Carolina – 8.1%
Charlotte COPs, Governmental Facilities, Series F, SPA: Bank of America N.A.(a)	0.070%	07/07/2011	07/07/2011	965,000	965,000
City of Greensboro, GO Unlimited, Public Improvement, Series B, SPA: Wachovia Bank N.A.(a)	0.060%	07/07/2011	07/07/2011	1,000,000	1,000,000
City of Greensboro, Revenue Bonds, Series B, SPA: Bank of America N.A.(a)	0.070%	07/07/2011	07/07/2011	1,175,000	1,175,000
City of Raleigh, Revenue Bonds, Combined Enterprise, Series B, SPA: Wells Fargo Bank N.A.(a)	0.060%	07/07/2011	07/07/2011	1,955,000	1,955,000
County of Wake, GO Unlimited, Series A, SPA: Bank of America N.A.(a)	0.060%	07/07/2011	07/07/2011	1,800,000	1,800,000
County of Wake, GO Unlimited, Series B, SPA: Landesbank Hessen-Thrgn(a)	0.060%	07/07/2011	07/07/2011	6,220,000	6,220,000
Mecklenburg County, GO Unlimited, Public Implements, Series C, SPA: Bank of America N.A.(a)	0.090%	07/07/2011	07/07/2011	1,000,000	1,000,000
Mecklenburg County, GO Unlimited, Public Implements, Series C, SPA: Bank of America N.A.(a)	0.090%	07/07/2011	07/07/2011	2,000,000	2,000,000
State of North Carolina, GO Unlimited, Public Implements, Series E, SPA: Landesbank Hessen-Thrgn(a)	0.080%	07/07/2011	07/07/2011	13,945,000	13,945,000

					30,060,000

Ohio – 0.8%
Ohio State University, Revenue Bonds, Series B, Series B(a)	0.050%	07/07/2011	07/07/2011	2,110,000	2,110,000
State of Ohio, Revenue Bonds, Oberlin College Project, SPA: U.S. Bank N.A.(a)	0.060%	07/07/2011	07/07/2011	1,000,000	1,000,000

					3,110,000

Oklahoma – 0.4%
Oklahoma Capital Improvement Authority, Revenue Bonds, Higher Education D3 RMKT 09/19/08, SPA: Bank of America N.A.(a)	0.080%	07/01/2011	07/01/2011	1,600,000	1,600,000

Oregon – 1.2%
Clackamas County Hospital Facility Authority, Revenue Bonds, Legacy Health System, Series B, LOC:U.S. Bank N.A.(a)	0.060%	07/07/2011	07/07/2011	2,000,000	2,000,000
Oregon State Facilities Authority, Revenue Bonds, Sacred Heart Medical Center, Series A, LOC: U.S. Bank N.A.(a)	0.100%	07/07/2011	07/07/2011	2,305,000	2,305,000

					4,305,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

VARIABLE RATE DEMAND NOTES (continued)
Pennsylvania – 0.8%
Delaware County Industrial Development Authority, Revenue Bonds, Sun Inc., LOC: Bank of America N.A.(a)	0.080%	07/07/2011	07/07/2011	$3,000,000	$3,000,000

Rhode Island – 1.0%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.070%	07/07/2011	07/07/2011	3,690,000	3,690,000

South Carolina – 2.9%
City of North Charleston, COP, Public Facilities Convention, LOC: Bank of America N.A.(a)	0.080%	07/07/2011	07/07/2011	3,185,000	3,185,000
City of Rock Hill, Revenue Bonds, Series B, INS: AGM, SPA: Wells Fargo Bank N.A.(a)	0.080%	07/07/2011	07/07/2011	7,755,000	7,755,000

					10,940,000

Texas – 3.0%
Austin County Industrial Development Corp., Revenue Bonds, Justin Industries, Inc. Project, LOC: JP Morgan Chase Bank(a)	0.090%	07/07/2011	07/07/2011	3,500,000	3,500,000
Denton Independent School District, School Building, Series B, INS: PSF-GTD, SPA: Bank of America N.A.(a)	0.120%	07/07/2011	07/07/2011	1,000,000	1,000,000
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT, SPA: JP Morgan Chase Bank(a)	0.100%	07/07/2011	07/07/2011	2,400,000	2,400,000
San Antonio Education Facilities Corp., Revenue Bonds, University Incarnate Word Project, LOC: JP Morgan Chase Bank(a)	0.130%	07/07/2011	07/07/2011	2,195,000	2,195,000
University of Texas, University Revenue Bonds, Financing Systems, Series A(a)	0.040%	07/07/2011	07/07/2011	2,200,000	2,200,000

					11,295,000

Utah – 1.1%
City of Murray, Revenue Bonds, IHC Health Services, Inc., Series A, INS: JP Morgan Securities(a)	0.050%	07/07/2011	07/07/2011	1,500,000	1,500,000
County of Utah UT, Revenue Bonds, Series B, IHC Health Services Inc. SPA: U.S. Bank N.A.(a)	0.070%	07/07/2011	07/07/2011	2,500,000	2,500,000

					4,000,000

Vermont – 1.1%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Hospital Fletcher Allen, Series A, LOC: TD Bank N.A.(a)	0.060%	07/07/2011	07/07/2011	3,000,000	3,000,000
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Northeastern Vermont Hospital, Series A, LOC: TD Bank N.A.(a)	0.030%	07/01/2011	07/01/2011	1,000,000	1,000,000

					4,000,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

VARIABLE RATE DEMAND NOTES (continued)
Virginia – 4.2%
Loudoun County Industrial Development Authority, Revenue Bonds, Howard Hughes Medical, Series E(a)	0.050%	07/07/2011	07/07/2011	$14,300,000	$14,300,000
Loudoun County Industrial Development Authority, Revenue Bonds, Jack Kent Cooke Foundation Project, LOC: Wells Fargo Bank N.A.(a)	0.080%	07/07/2011	07/07/2011	1,360,000	1,360,000

					15,660,000

Washington – 1.0%
Tulalip Tribes of the Tulalip Reservation Special Revenue, Revenue Bonds Capital Projects, LOC: Wells Fargo Bank N.A.(a)	0.080%	07/07/2011	07/07/2011	3,720,000	3,720,000

TOTAL VARIABLE RATE DEMAND NOTES					322,837,000

				Shares

INVESTMENT COMPANY – 13.5%
Dreyfus Tax Exempt Cash Management Fund(b)				50,370,635	50,370,635

TOTAL INVESTMENTS(c)† – 100.0%					373,207,635
Other Assets in Excess of Liabilities – 0.00%					32,094

NET ASSETS – 100.0%					$373,239,729

(a)	Variable Rate Security – Interest Rate is in effect as of June 30, 2011.

(b)	Value determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

Acronym	Name

AGM	Federal Agricultural Mortgage Corporation
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Company
COP	Certificates of Participation
CR	Custodial Receipts
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
PSF	Permanent School Fund
RMKT	Remarketable
ROC	Reset Option Certificates
SPA	Standby Purchase Agreement

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2011

Government Agency Debt	62.4%

Government Agency Repurchase Agreements	37.6

Total	100.0%

Maturity Ladder*	June 30, 2011

Overnight (1 Day)	41.7%

2-30 Days	10.8

31-60 Days	20.0

61-90 Days	11.4

Over 90 Days	16.1

Total	100.0%

Average days to maturity	28

Weighted average life	51

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio
Portfolio of Investments
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

GOVERNMENT AGENCY DEBT – 62.4%
Federal Home Loan Bank(a)	0.058%	07/01/2011	07/01/2011	$132,000,000	$132,000,000
Federal Home Loan Bank(a)	0.060%	07/01/2011	07/01/2011	71,000,000	71,000,000
Federal Home Loan Bank(a)	0.010%	07/20/2011	07/20/2011	55,000,000	54,997,097
Federal Home Loan Bank(a)	0.091%	07/20/2011	07/20/2011	75,000,000	74,998,808
Federal Home Loan Bank(a)	0.091%	07/25/2011	07/25/2011	100,000,000	99,996,012
Federal Home Loan Bank(a)	0.091%	07/28/2011	07/28/2011	35,000,000	34,998,879
Federal Home Loan Bank(a)	0.190%	08/25/2011	08/25/2011	186,000,000	185,996,863
Federal Home Loan Bank(a)	0.106%	07/26/2011	08/26/2011	42,000,000	41,996,410
Federal Home Loan Bank(a)	0.090%	09/02/2011	09/02/2011	279,000,000	278,956,058
Federal Home Loan Bank(b)	0.156%	07/23/2011	01/23/2012	99,000,000	99,028,640
Federal Home Loan Mortgage Corp.(a)	0.203%	07/07/2011	07/07/2011	272,000,000	271,990,933
Federal Home Loan Mortgage Corp.(a)	0.150%	08/02/2011	08/02/2011	250,000,000	249,966,667
Federal Home Loan Mortgage Corp.(a)	0.130%	08/17/2011	08/17/2011	43,000,000	42,992,702
Federal Home Loan Mortgage Corp.(a)	0.130%	08/22/2011	08/22/2011	64,000,000	63,987,982
Federal Home Loan Mortgage Corp.(a)	0.090%	09/22/2011	09/22/2011	288,000,000	287,940,240
Federal Home Loan Mortgage Corp.(a)	0.136%	07/29/2011	12/29/2011	238,000,000	238,049,290
Federal Home Loan Mortgage Corp.(b)	0.160%	07/03/2011	04/03/2012	73,000,000	73,014,512
Federal Home Loan Mortgage Corp.(b)	0.170%	07/11/2011	05/11/2012	105,000,000	105,032,477
Federal National Mortgage Assoc.(a)	0.100%	08/08/2011	08/08/2011	300,000,000	299,968,333
Federal National Mortgage Assoc.(a)	0.100%	07/11/2011	08/11/2011	108,000,000	107,995,394
Federal National Mortgage Assoc.(a)	0.100%	11/01/2011	11/01/2011	90,000,000	89,969,250
Federal National Mortgage Assoc.(a)	0.100%	11/02/2011	11/02/2011	94,000,000	93,967,622
Federal National Mortgage Assoc.(a)	0.140%	11/23/2011	11/23/2011	35,000,000	34,980,264
Federal National Mortgage Assoc.(a)	0.140%	01/09/2012	01/09/2012	65,000,000	64,951,467

TOTAL GOVERNMENT AGENCY DEBT					3,098,775,900

					Market
					Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 37.6%
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by Federal Farm Credit Banks, 1.990% – 3.299% due 03/30/2015 – 04/14/2022 valued at $76,500,204); proceeds $75,000,063	0.030%	07/01/2011	07/01/2011	75,000,000	75,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by Federal Farm Credit Banks, 1.625% – 3.875% due 08/25/2011 – 05/25/2016, Federal Home Loan Banks, 0.000% – 4.099% due 08/05/2011 – 11/04/2030, Federal Home Loan Mortgage Corporations, 0.000% – 5.625% due 07/05/2011 – 05/04/2037, Federal National Mortgage Associations, 0.000% – 6.210% due 03/14/2013 – 06/05/2036 valued at $612,003,755); proceeds $600,000,500	0.030%	07/01/2011	07/01/2011	600,000,000	600,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio
Portfolio of Investments — (Continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with Citigroup Global, Markets, Inc. and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by a Federal National Mortgage Association, 3.200% due 10/29/2020, Resolution Funding Strips, 0.000% due 01/15/2014 – 04/15/2030, valued at $178,500,356); proceeds $175,000,194	0.040%	07/01/2011	07/01/2011	$175,000,000	$175,000,000
Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by Federal Home Loan Bank, 0.299% due 12/27/2011 and Federal National Mortgage Associations, 4.375% due 03/15/2013 – 10/15/2015 valued at $612,000,001); proceeds $600,000,833	0.050%	07/01/2011	07/01/2011	600,000,000	600,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by a Federal Home Loan Bank, 4.000% due 09/30/2030, Federal Home Loan Mortgage Corporation, 1.500% due 12/16/2014 and Federal National Mortgage Associations, 0.750% – 1.250% due 07/30/2012 – 06/27/2014 valued at $178,500,969); proceeds $175,000,097	0.020%	07/01/2011	07/01/2011	175,000,000	175,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by a Federal Home Loan Bank, 1.000% due 03/27/2013 and Federal National Mortgage Associations, 1.250% – 4.375% due 06/22/2012 – 05/05/2021 valued at $70,437,602); proceeds $69,052,038	0.020%	07/01/2011	07/01/2011	69,052,000	69,052,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio
Portfolio of Investments — (Continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with UBS Securities, LLC and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by Federal Farm Credit Banks, 0.000% due 04/12/2012 – 10/15/2013, Federal Home Loan Banks, 0.000% due 11/8/2015 – 10/27/2017, Federal Home Loan Mortgage Corporations, 0.000% due 01/15/2019 – 11/24/2025, a Federal National Mortgage Association, 0.000% due 08/23/2012, Resolution Funding Strips, 0.000% due 04/15/2015 – 01/15/2024 and Tenn Valley Authorities 0.000% due 07/15/2019 – 01/15/2020 valued at $178,500,725); proceeds $175,000,097	0.020%	07/01/2011	07/01/2011	$175,000,000	$175,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,869,052,000

TOTAL INVESTMENTS(c)† – 100.0%					4,967,827,900

Liabilities in Excess of Assets – 0.00%					(298,573)

NET ASSETS – 100.0%					$4,967,529,327

(a)	Discount rate at time of purchase.

(b)	Variable Rate Security – Interest Rate is in effect as of June 30, 2011.

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 to the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2011

Treasury Debt	100.0%

Liabilities in Excess of Assets	(0.0)

Total	100.0%

Maturity Ladder*	June 30, 2011

Overnight (1 Day)	0.0%

2-30 Days	100.0

31-60 Days	0.0

61-90 Days	0.0

Over 90 Days	0.0

Total	100.0%

Average days to maturity	18

Weighted average life	18

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio
Portfolio of Investments
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

TREASURY DEBT – 100.0%
U.S. Treasury Bill	0.001%	07/14/2011	07/14/2011	$32,259,000	$32,258,988
U.S. Treasury Bill	0.005%	07/14/2011	07/14/2011	245,000,000	244,999,558
U.S. Treasury Bill	0.001%	07/21/2011	07/21/2011	100,000,000	99,999,945
U.S. Treasury Bill	0.003%	07/21/2011	07/21/2011	500,000,000	499,999,306
U.S. Treasury Bill	0.005%	07/07/2011	07/07/2011	510,000,000	509,999,575
U.S. Treasury Bill	0.005%	07/28/2011	07/28/2011	1,300,000,000	1,299,995,125
U.S. Treasury Bill	0.005%	07/21/2011	07/21/2011	1,340,000,000	1,339,996,278
U.S. Treasury Bill	0.010%	07/21/2011	07/21/2011	100,000,000	100,000,000
U.S. Treasury Bill	0.015%	07/14/2011	07/14/2011	400,000,000	399,997,833
U.S. Treasury Bill	0.025%	07/14/2011	07/14/2011	567,000,000	566,994,881
U.S. Treasury Bill	0.010%	07/07/2011	07/07/2011	700,000,000	699,998,833

TOTAL TREASURY DEBT					5,794,240,322

TOTAL INVESTMENTS(a),† – 100.0%					5,794,240,322
Liabilities in Excess of Assets – 0.00%					(265,916)

NET ASSETS – 100.0%					$5,793,974,406

(a)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2011

Treasury Repurchase Agreements	69.1%

Treasury Debt	30.9

Liabilities in Excess of Assets	0.0

Total	100.0%

Maturity Ladder*	June 30, 2011

Overnight (1 Day)	69.1%

2-30 Days	30.9

31-60 Days	0.0

61-90 Days	0.0

Over 90 Days	0.0

Total	100.0%

Average days to maturity	6

Weighted average life	6

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio
Portfolio of Investments
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

TREASURY DEBT – 30.9%
U.S. Treasury Bill	0.010%	07/07/2011	07/07/2011	$100,000,000	$99,999,833
U.S. Treasury Bill	0.010%	07/21/2011	07/21/2011	150,000,000	149,999,583
U.S. Treasury Bill	0.010%	07/28/2011	07/28/2011	150,000,000	149,999,438
U.S. Treasury Bill	0.025%	07/14/2011	07/14/2011	144,000,000	143,998,700

TOTAL TREASURY DEBT					543,997,554

					Market
					Value

TREASURY REPURCHASE AGREEMENTS – 69.1%
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by a U.S. Treasury Strip, 1.375% due 11/30/2015 valued at $76,500,064); proceeds $75,000,021	0.010%	07/01/2011	07/01/2011	75,000,000	75,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by U.S. Treasury Strips, 4.375% – 6.125% due 08/15/2029 – 05/15/2041 valued at $76,500,015); proceeds $75,000,021	0.010%	07/01/2011	07/01/2011	75,000,000	75,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York, Inc. (Tri-Party), dated 06/302011 (collateralized by U.S. Treasury Strips, 2.375% – 6.375% due 03/31/2016 – 08/15/2027 valued at $76,500,049); proceeds $75,000,021	0.010%	07/01/2011	07/01/2011	75,000,000	75,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by U.S. Treasury Strips, 1.375% – 4.250% due 05/15/2012 – 02/15/2018 valued at $346,800,046); proceeds $340,000,094	0.010%	07/01/2011	07/01/2011	340,000,000	340,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co., (Tri-Party), dated 06/30/2011 (collateralized by U.S. Treasury Bond, 5.250% due 02/15/2029 and U.S. Treasury Note, 2.250% due 01/31/2015 valued at $306,001,223); proceeds $300,000,083	0.010%	07/01/2011	07/01/2011	300,000,000	300,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 06/30/2011 (collateralized by a U.S. Treasury Strip, 0.000% due 06/28/2012 valued at $51,000,071); proceeds $50,000,014	0.010%	07/01/2011	07/01/2011	50,000,000	50,000,000

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio
Portfolio of Investments – (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TREASURY REPURCHASE AGREEMENTS (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Inc. (Tri-Party), dated 06/30/2011 (collateralized by a U.S. Treasury Strip, 0.000% due 05/15/2021 valued at $77,483,280); proceeds $75,964,011	0.005%	07/01/2011	07/01/2011	$75,964,000	$75,964,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co., (Tri-Party), dated 06/30/2011 (collateralized by U.S. Treasury Bond, 7.625% due 02/15/2025 and U.S. Treasury Note, 1.375% due 10/15/2012 valued at $76,501,795); proceeds $75,000,021	0.010%	07/01/2011	07/01/2011	75,000,000	75,000,000
Agreement with Royal Bank of Canada and The Bank of New York Inc. (Tri-Party), dated 06/30/2011 (collateralized by U.S. Treasury Strips, 1.500% – 4.875% due 06/30/2012 – 06/30/2016 valued at $76,500,091); proceeds $75,000,010	0.005%	07/01/2011	07/01/2011	75,000,000	75,000,000
Agreement with UBS Securities, LLC and The Bank of New York Inc. (Tri-Party), dated 06/30/2011 (collateralized by a U.S. Treasury Strip, 1.125% due 12/15/2012 valued at $76,500,076); proceeds $75,000,021	0.010%	07/01/2011	07/01/2011	75,000,000	75,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					1,215,964,000

TOTAL INVESTMENTS(a),† – 100.0%					1,759,961,554
Liabilities in Excess of Assets – 0.00%					(120,387)

NET ASSETS – 100.0%					$1,759,841,167

(a)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. ( Note 2)

†	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Master Funds

Statements of Assets and Liabilities
June 30, 2011 (Unaudited)

		Tax Free	U.S. Government	Treasury	Treasury Plus
	Money Market	Money Market	Money Market	Money Market	Money Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in unaffiliated issuers, at amortized cost (Note 2)	$22,331,296,719	$373,207,635	$3,098,775,900	$5,794,240,322	$543,997,554
Repurchase Agreements, at market value and cost (Note 2)	5,821,500,000	–	1,869,052,000	–	1,215,964,000

Total investments	28,152,796,719	373,207,635	4,967,827,900	5,794,240,322	1,759,961,554
Cash	424,885,395	–	191	268	–
Interest receivable	11,705,743	59,379	36,486	–	317
Prepaid expense and other assets	1,746,907	25,469	287,007	191,897	64,965

Total assets	28,591,134,764	373,292,483	4,968,151,584	5,794,432,487	1,760,026,836
Liabilities
Due to custodian	–	–	–	–	6,027
Management fee (Note 3)	3,000,815	36,538	492,181	355,716	132,754
Administration and custody fees (Note 3)	727,328	8,335	112,506	84,800	33,091
Professional fees	7,272	7,273	7,272	7,272	7,274
Trustee’s fees (Note 4)	–	–	5	–	–
Accrued expenses and other liabilities	10,176	608	10,293	10,293	6,523

Total liabilities	3,745,591	52,754	622,257	458,081	185,669

Net Assets	$28,587,389,173	$373,239,729	$4,967,529,327	$5,793,974,406	$1,759,841,167

See Notes to Financial Statements.

State Street Master Funds

Statements of Operations
Six Months Ended June 30, 2011 (Unaudited)

		Tax Free	U.S. Government	Treasury	Treasury Plus
	Money Market	Money Market	Money Market	Money Market	Money Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income
Interest	$42,528,933	$363,008	$3,695,225	$1,713,527	$602,259

Expenses
Management fees (Note 3)	9,155,003	119,836	1,627,972	1,102,450	338,564
Administration and custody fees (Note 3)	2,062,857	26,535	366,223	248,085	79,309
Professional fees	25,141	25,140	25,140	25,140	25,140
Trustees’ fees (Note 4)	33,178	6,221	11,100	9,382	6,848
Printing fees	1,697	634	634	634	634
Other expenses	40,532	10,091	20,168	18,680	12,597

Less: Advisor fees waived (Note 3)	(652,351)	(9,200)	(118,015)	(79,221)	(21,098)

Total expenses	10,666,057	179,257	1,933,222	1,325,150	441,994

Net Investment Income	$31,862,876	$183,751	$1,762,003	$388,377	$160,265

Realized Gain
Net realized gain on investments	$25,422	$–	$–	$28,474	$319

Net Increase in Net Assets Resulting from Operations	$31,888,298	$183,751	$1,762,003	$416,851	$160,584

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

			Tax Free Money
	Money Market Portfolio		Market Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2011	December 31,	June 30, 2011	December 31,
	(Unaudited)	2010	(Unaudited)	2010

Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$31,862,876	$41,688,940	$183,751	$413,078
Net realized gain (loss) on investments	25,422	65,219	–	77,445

Net increase in net assets from operations	31,888,298	41,754,159	183,751	490,523

Capital Transactions:
Contributions	29,102,363,559	57,811,748,486	395,537,183	1,015,973,380
Withdrawals	(27,050,688,337)	(46,837,758,144)	(427,809,597)	(987,317,049)

Net increase (decrease) in net assets from capital transactions	2,051,675,222	10,973,990,342	(32,272,414)	28,656,331

Net Increase (Decrease) in Net Assets	2,083,563,520	11,015,744,501	(32,088,663)	29,146,854
Net Assets
Beginning of period	26,503,825,653	15,488,081,152	405,328,392	376,181,538

End of period	$28,587,389,173	$26,503,825,653	$373,239,729	$405,328,392

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	U.S. Government Money		Treasury Money
	Market Portfolio		Market Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2011	December 31,	June 30, 2011	December 31,
	(Unaudited)	2010	(Unaudited)	2010

Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,762,003	$3,005,294	$388,377	$263,593
Net realized gain (loss) on investments	–	–	28,474	38,516

Net increase in net assets from operations	1,762,003	3,005,294	416,851	302,109

Capital Transactions:
Contributions	7,687,274,722	12,483,113,177	6,721,414,352	9,018,189,810
Withdrawals	(7,632,407,030)	(11,006,371,349)	(4,584,595,761)	(7,639,683,807)

Net increase (decrease) in net assets from capital transactions	54,867,692	1,476,741,828	2,136,818,591	1,378,506,003

Net Increase (Decrease) in Net Assets	56,629,695	1,479,747,122	2,137,235,442	1,378,808,112
Net Assets
Beginning of period	4,910,899,632	3,431,152,510	3,656,738,964	2,277,930,852

End of period	$4,967,529,327	$4,910,899,632	$5,793,974,406	$3,656,738,964

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Treasury Plus Money
	Market Portfolio
	Six Months Ended	Year Ended
	June 30, 2011	December 31,
	(Unaudited)	2010

Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$160,265	$257,191
Net realized gain (loss) on investments	319	(90)

Net increase in net assets from operations	160,584	257,101

Capital Transactions:
Contributions	2,717,875,834	3,996,124,623
Withdrawals	(1,891,943,153)	(3,863,271,000)

Net increase (decrease) in net assets from capital transactions	825,932,681	132,853,623

Net Increase (Decrease) in Net Assets	826,093,265	133,110,724
Net Assets
Beginning of period	933,747,902	800,637,178

End of period	$1,759,841,167	$933,747,902

See Notes to Financial Statements.

State Street Master Funds

Financial Highlights

		Ratios to Average Net Assets					Net Assets
		Gross	Net		Net		End of
	Total	Operating	Operating		Investment		Period
Period Ended December 31,	Return(a)	Expenses	Expenses		Income		(000s omitted)

Money Market Portfolio
2011*	0.11%	0.08%**	0.07	%(b)**	0.22	%(b)**	$28,587,389
2010	0.20%	0.12%	0.12%		0.20%		$26,503,826
2009	0.52%	0.12%	0.11	%(b)	0.46	%(b)	$15,488,081
2008	2.75%	0.12%	0.10%		2.79%		$8,605,905
2007	5.30%	0.12%	0.10%		5.14%		$6,918,263
2006	5.09%	0.13%	0.10%		5.08%		$6,197,117
Tax Free Money Market Portfolio
2011*	0.05%	0.10%**	0.10	%(b)**	0.10	%(b)**	$373,240
2010	0.13%	0.13%	0.13%		0.11%		$405,328
2009	0.49%	0.14%	0.13	%(b)	0.48	%(b)	$376,182
2008	2.35%	0.14%	0.10%		2.32%		$388,447
2007(c)	3.19%	0.17%**	0.10	%**	3.42	%**	$447,679
U.S. Government Money Market Portfolio
2011*	0.03%	0.08%**	0.08	%(b)**	0.07	%(b)**	$4,967,529
2010	0.07%	0.12%	0.12%		0.08%		$4,910,900
2009	0.25%	0.12%	0.12%		0.23%		$3,431,153
2008	2.19%	0.13%	0.13%		1.97%		$2,959,036
2007(d)	0.92%	0.14%**	0.14	%**	4.39	%**	$1,076,794
Treasury Money Market Portfolio
2011*	(0.06)%	0.08%**	0.08	%(b)**	0.02	%(b)**	$5,793,974
2010	0.01%	0.12%	0.12%		0.01%		$3,656,739
2009	0.02%	0.12%	0.12%		0.02%		$2,277,931
2008	1.28%	0.13%	0.13%		0.93%		$2,120,695
2007(e)	0.61%	0.19%**	0.19	%**	3.21	%**	$530,104
Treasury Plus Money Market Portfolio
2011*	0.02%	0.08%**	0.08	%(b)**	0.02	%(b)**	$1,759,841
2010	0.03%	0.12%	0.12%		0.03%		$933,748
2009	0.04%	0.13%	0.13%		0.03%		$800,637
2008	1.57%	0.13%	0.13%		1.07%		$953,170
2007(f)	0.75%	0.17%**	0.17	%**	3.95	%**	$463,190

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been 0.01% lower.

(c)	The Portfolio commenced operations on February 7, 2007.

(d)	The Portfolio commenced operations on October 17, 2007.

(e)	The Portfolio commenced operations on October 25, 2007.

(f)	The Portfolio commenced operations on October 24, 2007.

*	For the six months ended June 30, 2010 (Unaudited).

**	Annualized.

See Notes to Financial Statements.

State Street Master Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)

1.	Organization
The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street Short-Term Tax Exempt Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At June 30, 2011, the following Portfolios were in operation: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Short-Term Tax Free Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (the “Portfolios”). The Portfolios commenced operations as follows:

Portfolio Name	Commencement Date
State Street Money Market Portfolio	August 12, 2004
State Street Tax Free Money Market Portfolio	February 7, 2007
State Street U.S. Government Money Market Portfolio	October 17, 2007
State Street Treasury Money Market Portfolio	October 25, 2007
State Street Treasury Plus Money Market Portfolio	October 24, 2007

The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

State Street Master Funds
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

The Portfolios’ investment objectives are as follows:

Portfolio Name	Investment Objective
State Street Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.
State Street Tax Free Money Market Portfolio	To seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street U.S. Government Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. government securities and in repurchase agreements collateralized by U.S. government securities.
State Street Treasury Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street Treasury Plus Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in a portfolio consisting principally of U.S. Treasury securities and repurchase agreements collateralized by such securities.

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolios adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most

State Street Master Funds
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

advantageous market of the investment. Various inputs are used in determining the value of the Portfolios’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Portfolios’ assets carried at fair value:

	Investments in
	Securities
		State Street Tax	State Street U.S.	State Street	State Street
	State Street Money	Free Money	Government Money	Treasury Money	Treasury Plus Money
Valuation Inputs	Market Portfolio	Market Portfolio	Market Portfolio	Market Portfolio	Market Portfolio
Level 1 – Quoted Prices	$–	$50,370,635	$–	$–	$–

Level 2 – Other Significant Observable Inputs	28,152,796,719	322,837,000	4,967,827,900	5,794,240,322	1,759,961,554

Level 3 – Significant Unobservable Inputs	–	–	–	–	–

Total Investments	$28,152,796,719	$373,207,635	$4,967,827,900	$5,794,240,322	$1,759,961,554

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolios’ investments by category.

The Portfolios adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolios’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ended June 30, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

State Street Master Funds
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolios have reviewed the tax positions for open years as of December 31, 2010, and determined they did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of December 31, 2010, tax years 2007 (or since inception, for Portfolios formed subsequent to 2007) through 2010 remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements – A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios’ transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which a Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Expense allocation – Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

Use of estimates – The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

State Street Master Funds
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

3.	Related Party Fees
The Portfolios have entered into investment advisory agreements with the Adviser. The Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, until January 31, 2011, each Portfolio paid the Adviser a management fee at an annual rate of 0.10% of the respective Portfolio’s average daily net assets. Effective February 1, 2011, SSgA FM agreed to contractually waive 0.05% of the 0.10% payable by each Portfolio for investment advisory services through January 31, 2012. On February 18, 2011, the Board of Trustees approved revised investment advisory agreements for each of the Portfolios to amend the management fee payable by each Portfolio to an annual rate of 0.05% of the respective Portfolio’s average daily net assets. Pursuant to the agreements of February 1, 2011 and February 18, 2011, each Portfolio will pay a fee at an annual rate of 0.05% of its average daily net assets for investment advisory services received from the Adviser.

State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street’s services as administrator, custodian and transfer agent beginning February 1, 2007, the Portfolios pay State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

Annual percentage of
Asset Levels	average aggregate daily net assets

First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

4.	Trustees’ Fees
The Trust pays each Trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each Trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5.	Indemnifications
The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

6.	Subsequent Events
In accordance with provisions surrounding Subsequent Events adopted by the Portfolios, management has evaluated the possibility of subsequent events existing in the Portfolios’ financial statements.

Management has determined that there are no additional material events that would require disclosure in the Portfolios’ financial statements.

State Street Master Funds
General Information
June 30, 2011 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures is available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSITINVSAR

STATE STREET SHORT-TERM TAX EXEMPT
BOND PORTFOLIO

SEMI-ANNUAL REPORT

June 30, 2011
(Unaudited)

State Street Institutional Short-Term Tax Exempt Bond Portfolio (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Short-Term Tax Exempt Bond Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2011 to June 30, 2011.

The table below illustrates your Portfolio’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2011

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	January 1, 2010	June 30, 2011	Period*
Based on Actual Portfolio Return	$1,000.00	$1,009.10	$0.95

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio’s annualized average weighted expense ratio as of June 30, 2011 was 0.19%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

2

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2011

General Obligations	33.5%

Appropriation	17.6

Other Revenue	12.3

Higher Education	9.0

Water & Sewer	6.4

Hospital	4.6

Other Utility	3.9

Resource Recovery	3.6

Pre Refunded/Escrow to Maturity	2.7

Student Loan	1.8

Airport	1.4

Other Transportation	1.2

Public Power	1.1

Cash/Money Market Fund	0.9

Total	100.0%

Maturity Ladder*	June 30, 2011

Less than 6 months	9.8%

6 months – 1 year	20.7

1-2 years	32.8

2+ years	35.7

Total	99.0%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

3

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TAX-EXEMPT OBLIGATIONS – 98.1%
California – 10.1%
California State Public Works Board Revenue Bonds, Department General Service Buildings 8 & 9 – A	4.000%	04/01/2012	04/01/2012	$1,260,000	$1,289,988
California Statewide Communities Development Authority Revenue Bonds, Lodi Memorial Hospital, Series A, INS: California Mortgage	4.000%	12/01/2011	12/01/2011	1,000,000	1,007,480
County of Kern, Refunding Revenue COP, Solid Waste System Improvements	4.000%	08/01/2013	08/01/2013	1,490,000	1,576,584
Fontana Unified School District Board Antic Notes, GO Unlimited, Antic Notes(a)	–%	12/01/2012	12/01/2012	2,500,000	2,491,600
Irvine Unified School District Special Tax Community Facilities District No. 86-1, INS: Assured GTY	5.000%	09/01/2012	09/01/2012	1,460,000	1,525,539
Los Angeles Municipal Improvement Corp., Revenue Bonds, Capital Equipment, Series A, INS: NATL	5.000%	08/01/2012	08/01/2012	1,150,000	1,195,540
Mojave Unified School District No. 2, GO Unlimited, Antic Notes(a)	–%	06/01/2013	06/01/2013	2,070,000	1,980,369
San Bernardino County Transportation Authority Revenue Bonds, Notes – Series A	4.000%	05/01/2012	05/01/2012	500,000	515,210

					11,582,310

Connecticut – 4.2%
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University Series A-3(b)	4.000%	02/07/2013	07/01/2049	2,500,000	2,638,625
State of Connecticut, GO Unlimited, Series B	4.000%	05/01/2013	05/01/2013	1,300,000	1,380,834
Town of Hamden, GO Unlimited, Unrefunded Bal-2005, INS: NPFGC	4.500%	08/15/2012	08/15/2012	830,000	850,310

					4,869,769

Delaware – 0.9%
Delaware State Solid Waste Authority Revenue Bonds, INS: NPFGC	5.000%	06/01/2012	06/01/2012	1,000,000	1,035,760

Florida – 7.4%
County of Marion Public Improvement, Revenue Bonds, Series 2010, INS: Assured GTY	3.000%	12/01/2011	12/01/2011	870,000	878,169
County of Marion Public Improvement, Revenue Bonds, Series 2010, INS: Assured GTY	3.000%	12/01/2012	12/01/2012	575,000	590,812
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series A	5.250%	07/01/2012	07/01/2012	1,525,000	1,595,074
Hillsborough County School Board, COP, Series A, INS: NPFGC	5.500%	07/01/2012	07/01/2012	2,000,000	2,092,960

See Notes to Financial Statements.

4

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TAX-EXEMPT OBLIGATIONS (continued)
Florida (continued)
Miami-Dade County Industrial Development Authority, Revenue Bonds, Waste Mangement, Inc.,-RMKT(b)	1.250%	11/01/2011	09/01/2027	$1,475,000	$1,476,077
Palm Beach County School District, COP, INS: NPFGC	5.000%	08/01/2011	08/01/2011	1,880,000	1,885,245

					8,518,337

Georgia – 6.7%
Burke County Development Authority, Pollution Control, Revenue Bonds(b)	2.300%	04/01/2014	10/01/2032	3,000,000	3,054,420
Carroll County School District, GO Unlimited	4.000%	04/01/2011	04/01/2014	1,400,000	1,513,456
Fulton-Dekalb Hospital Authority, Revenue Bonds, Certificates, INS: AGM	5.000%	01/01/2013	01/01/2013	1,025,000	1,087,843
Georgia State Environmental Loan Acquisition Corporation, Revenue Bonds, Local Government Loan Securitization Bonds	1.375%	03/15/2014	03/15/2014	2,000,000	2,013,480

					7,669,199

Hawaii – 0.9%
City & County of Honolulu GO Unlimited, Series B, INS: FSA	5.500%	07/01/2013	07/01/2013	1,000,000	1,096,810

Illinois – 3.4%
Cook County Township High School, District No 227 Rich Township, GO Unlimited, INS: AGM	4.125%	12/10/2013	12/01/2013	2,500,000	2,651,225
Public Building Commission of Peoria, School District Facilities Capital Appreciation, Revenue Bonds, Series A, INS: Assured GTY(a)	–%	12/01/2013	12/01/2013	1,300,000	1,224,665

					3,875,890

Indiana – 1.5%
Indiana Bond Bank Revenue Bonds, State Revolving Funding Progress, Series C	5.000%	02/01/2013	02/01/2013	1,600,000	1,713,200

Kansas – 2.6%
City of Salina Kansas, GO Unlimited, Internal Improvement Bonds, Series A	5.000%	10/01/2013	10/01/2013	1,750,000	1,916,652
Johnson County Unified School District No. 229 Blue Valley, GO Unlimited, Series A, INS: AGMC	5.000%	10/01/2012	10/01/2012	1,000,000	1,058,070

					2,974,722

Kentucky – 1.0%
Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Revenue Bonds, Series A	5.000%	02/01/2014	02/01/2014	1,000,000	1,101,750

See Notes to Financial Statements.

5

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TAX-EXEMPT OBLIGATIONS (continued)
Louisiana – 1.8%
Louisiana Office Facilities Corp. Revenue Bonds, Capitol Complex Program	2.500%	03/01/2012	03/01/2012	$2,000,000	$2,023,800

Massachusetts – 0.9%Commonwealth of Massachusetts, GO Unlimited, Consolidated Loan, Series E, INS: FSA	5.500%	01/01/2013	01/01/2013	1,000,000	1,075,180

Michigan – 3.6%
Central Michigan University, Revenue Bonds	5.000%	10/01/2012	10/01/2012	1,315,000	1,372,282
Chippewa Valley Schools, GO Unlimited, School Building & Site, INS: SBLF	5.000%	05/01/2014	05/01/2014	400,000	436,756
Ypsilanti School District, GO Unlimited, INS: SBLF	4.000%	05/01/2012	05/01/2012	2,270,000	2,322,573

					4,131,611

Minnesota – 1.9%
University of Minnesota, Revenue Bonds, Series A, INS: GO of University	5.000%	12/01/2013	12/01/2013	2,000,000	2,202,020

Missouri – 3.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bonds, Metrolink Cross County, Series B	4.000%	10/15/2013	10/15/2013	2,000,000	2,076,700
Missouri Public Utilities Commission Revenue Bonds, Interim Construction Notes	2.000%	08/01/2011	08/01/2011	2,000,000	2,002,100

					4,078,800

Montana – 0.5%
Whitefish Montana Tax Allocation, Emergency Services Contract Project	3.000%	07/15/2011	07/15/2011	605,000	605,278

Nebraska – 1.5%
City of Omaha Revenue Bonds, Refunding Series A	2.000%	12/01/2012	12/01/2012	1,095,000	1,117,776
Omaha Airport Authority Revenue Bonds, Series 1, GO Authority	2.000%	01/01/2013	01/01/2013	545,000	554,478

					1,672,254

Nevada – 0.9%
Clark County, Airport System Junior Subordinate Lien Revenue Bonds, Series E	5.000%	07/01/2012	07/01/2012	1,000,000	1,043,700

New Jersey – 3.5%
New Jersey Economic Development Authority Revenue Bonds, Transportation Project Sublease-Series A	5.000%	05/01/2012	05/01/2012	1,860,000	1,926,160
New Jersey Higher Education Assistance Authority Revenue Bonds, Series 1-A	4.000%	12/01/2011	12/01/2011	2,065,000	2,088,810

					4,014,970

See Notes to Financial Statements.

6

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TAX-EXEMPT OBLIGATIONS (continued)
New York – 8.9%
City of New York, GO Unlimited, Series H	5.000%	08/01/2013	08/01/2013	$1,450,000	$1,577,875
Metropolitan Transportation Authority, Transportation Revenue Bonds, Series B	5.000%	11/15/2013	11/15/2013	1,205,000	1,310,257
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenus Bonds, Series E	5.000%	11/01/2013	11/01/2013	2,000,000	2,195,060
New York State Dormitory Authority Revenue Bonds, Series B(b)	5.250%	05/15/2012	11/15/2023	2,000,000	2,078,600
New York State Dormitory Authority, Mental Health Services Facilities IMPT, Revenue Bonds, Class D, INS: AGM	4.000%	02/15/2012	02/15/2012	2,000,000	2,042,580
Tobacco Settlement Financing Corporation, Asset Backed Revenue Bonds, Series A	4.000%	06/01/2012	06/01/2012	1,000,000	1,031,300

					10,235,672

North Carolina – 0.3%
North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare, Series 2010 A	3.000%	01/01/2013	01/01/2013	325,000	330,310

Ohio – 1.9%
Ohio Higher Educational Facility Commission Revenue Bonds, Cleveland Clinic Health, Series A	4.000%	01/01/2012	01/01/2012	1,000,000	1,017,220
Ohio State Water Development Authority Revenue Bonds, Loan Fund Water Quality	5.000%	06/01/2012	06/01/2012	1,155,000	1,203,799

					2,221,019

Oklahoma – 3.6%
Cleveland County Public Facilities Authority Revenue Bonds, Norman Public School Project, Series 2010	3.500%	06/01/2012	06/01/2012	2,000,000	2,043,900
Oklahoma County Finance Authority Revenue Bonds, Putnam City Public School Project	4.000%	03/01/2013	03/01/2013	1,000,000	1,049,210
Rogers County Educational Facilities Authority, Revenue Bonds, Catoosa Public Schools Project	3.000%	09/01/2012	09/01/2012	1,000,000	1,022,040

					4,115,150

Pennsylvania – 5.3%
City of Philadelphia Water & Wastewater Revenue Bonds, Series A, INS: AMBAC	5.000%	08/01/2012	08/01/2012	1,980,000	2,072,941
Pennsylvania Economic Development Financing Authority Revenue Bonds, Convention Center Project, Series A	5.000%	06/15/2012	06/15/2012	2,000,000	2,075,560

See Notes to Financial Statements.

7

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TAX-EXEMPT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series AJ	5.000%	06/15/2012	06/15/2012	$1,860,000	$1,941,952

					6,090,453

South Carolina – 6.6%
City of Rock Hill, Combined Utility System Revenue Bonds, INS: Assured GTY	4.000%	01/01/2014	01/01/2014	2,315,000	2,467,420
Dillon County School Facilities Corp., Revenue Bonds, Constructions	3.000%	04/01/2013	04/01/2013	3,000,000	3,086,190
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, INS: AMBAC	5.000%	10/01/2011	10/01/2011	2,000,000	2,020,520

					7,574,130

Tennessee – 0.9%
City of Oak Ridge Tennessee, GO Unlimited	2.000%	04/01/2013	04/01/2013	1,025,000	1,049,385

Texas – 9.2%
County of Harris Revenue Bonds, Tax and Subordinate Lien, Series B, INS: AGMC(b)	5.000%	08/15/2032	08/15/2032	2,525,000	2,651,578
Frisco Independent School District, GO Unlimited, INS: PSF GTD	6.500%	08/15/2012	08/15/2012	1,000,000	1,068,310
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Methodist Hospital System	5.000%	06/01/2012	06/01/2012	2,000,000	2,074,840
McKinney Independent School District, GO Unlimited, INS: GTD	5.000%	02/15/2014	02/15/2014	2,400,000	2,663,616
Texas A&M University, System Revenue Financing Revenue Bonds, Series B	5.000%	05/15/2013	05/15/2013	1,940,000	2,099,003

					10,557,347

Utah – 1.1%
Utah Associated Municipal Power Systems Revenue Bonds, Payson Power Project, Series A, INS: AGMC	5.000%	04/01/2012	04/01/2012	1,250,000	1,291,175

Washington – 2.5%
City of Fife, Local Improvement District No. 08-2, Bond Anticipation Notes	2.500%	02/01/2013	02/01/2013	2,000,000	2,022,000
Washington Health Care Facilities Authority, Peacehealth Revenue Bonds	5.000%	11/01/2011	11/01/2011	795,000	805,987

					2,827,987

See Notes to Financial Statements.

8

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TAX-EXEMPT OBLIGATIONS (continued)
Wisconsin – 1.0%
Northeast Wisconsin Technical College District, GO Unlimited, Series A	2.000%	04/01/2013	04/01/2013	$1,135,000	$1,159,822

TOTAL TAX-EXEMPT OBLIGATIONS (Cost: $112,012,393)					112,737,810

MONEY MARKET FUND – 0.9%				Shares
State Street Institutional Tax Free Money Market Fund, Institutional Shares (at net asset value)(c),(d)				1,068,964	1,068,964

TOTAL MONEY MARKET FUND (Cost: $1,068,964)					1,068,964

TOTAL INVESTMENTS(e)† – 99.0% (Cost $113,081,357)					113,806,774
Other Assets in Excess of Liabilities – 1.0%					1,125,888

NET ASSETS – 100.0%					$114,932,662

(a)	Zero-coupon bond – Interest rate represents current yield maturity.

(b)	Floating Rate Note – Interest rate shown is rate in effect at June 30, 2011.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Value determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

(e)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 to the Notes to Financial Statements.

Acronym	Name

AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificates of Participation
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
INS	Insured
NPFGC	National Public Finance Guarantee Corporation
PSF	Permanent School Fund
RMKT	Remarketable

See Notes to Financial Statements.

9

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Affiliate Table

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at June 30, 2011 is listed in the Portfolio of Investments.

Shares
	Number of	purchased	Shares sold			Income earned	Realized
	shares	for the	for the	Number of		for	gain
	held	six months	six months	shares	Value at	six months	on shares
Security Description	at 12/31/2010	ended 06/30/2011	ended 06/30/2011	held at 06/30/2011	06/30/2011	ended 06/30/2011	sold

State Street Institutional Tax Free Money Market Fund, Institutional Shares (at net asset value)	237,270	40,354,901	39,523,207	1,068,964	$1,068,964	$547	$–

See Notes to Financial Statements.

10

State Street Short-Term Tax Exempt Bond Portfolio

Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

Assets
Investments in unaffiliated issuers at market value (identified cost $112,012,393)	$112,737,810
Investments in non-controlled affiliates at market value (identified cost $1,068,964) (Note 4)	1,068,964

Total investments at market value (identified cost $113,081,357)	113,806,774
Interest receivable	1,147,454
Prepaid expenses and other assets	10,069

Total assets	114,964,297
Liabilities
Management fee (Note 4)	19,047
Professional fees	9,361
Administration and custody fees (Note 3)	2,616
Accrued expenses and other liabilities	611

Total liabilities	31,635

Net Assets	$114,932,662

See Notes to Financial Statements.

11

State Street Short-Term Tax Exempt Bond Portfolio

Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Interest	$821,885
Dividend income – non-controlled affiliated issuer	547

Total investment income	822,432

Expenses
Management fees (Note 4)	49,724
Professional fees	26,925
Administration and custody fees (Note 4)	7,124
Trustees’ fees (Note 5)	5,868
Insurance fees	5,216
Printing fees	634
Other expenses	333

Total expenses	95,824

Net Investment Income	$726,608

Realized and Unrealized Gain
Net realized gain on investments	$47,217
Net change in net unrealized appreciation on investments	141,825

Net Increase in Net Assets Resulting from Operations	$915,650

See Notes to Financial Statements.

12

State Street Short-Term Tax Exempt Bond Portfolio

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010

Increase (Decrease) in Net Assets From:
Operations
Net investment income	$726,608	$1,560,126
Net realized gain (loss) on investments	47,217	190,861
Net change in net unrealized appreciation (depreciation) on investments and futures contracts	141,825	(491,854)

Net increase in net assets from operations	915,650	1,259,133

Capital Transactions
Contributions	24,995,778	14,063,935
Withdrawals	(26,642)	(6,676,693)

Net increase in net assets from capital transactions	24,969,136	7,387,242

Net Increase in Net Assets	25,884,786	8,646,375
Net Assets
Beginning of period	89,047,876	80,401,501

End of period	$114,932,662	$89,047,876

See Notes to Financial Statements.

13

State Street Short-Term Tax Exempt Bond Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Six Months
	Ended		Year		Year		Year		Period
	6/30/11		Ended		Ended		Ended		Ended
	(Unaudited)		12/31/10		12/31/09		12/31/08		12/31/07(a)

Supplemental Data and Ratios:
Net assets, end of period (000s)	114,933		89,048		80,402		101,330		40,467
Ratios to average net assets:
Gross operating expenses	0.19	%*	0.19%		0.21%		0.23%		0.35	%*
Net operating expenses	0.19	%*	0.16%		0.10%		0.10%		0.10	%*
Net investment income	1.46	%*	1.80%		2.25%		2.44%		3.58	%*
Expense Waiver	–		0.03	%(b)	0.11	%(b)	0.13	%(b)	0.25	%*(b)
Portfolio turnover rate	14	%**	17%		50%		89%		31	%**
Total Return(c)	0.91	%**	1.46%		3.36%		3.04%		3.33	%**

(a)	The portfolio commenced operations on February 7, 2007.

(b)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. With out these waivers, net investment income would have been lower.

(c)	Results represent past performance and are not indicative of future results.

*	Annualized.

**	Not annualized.

See Notes to Financial Statements.

14

State Street Short-Term Tax Exempt Bond Portfolio
Notes to Financial Statements
June 30, 2011 (Unaudited)

1.	Organization
The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Short-Term Tax Exempt Bond Portfolio (the “Portfolio”). The Portfolio commenced operations on February 7, 2007. At June 30, 2011, the following Portfolios were in operation: the Portfolio, the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Short-Term Tax Exempt Bond Portfolio’s investment objective is to seek to provide federally tax-exempt current income and liquidity. The Portfolio invests at least 80% of its assets in a diversified portfolio of investment grade municipal debt securities and maintains a dollar-weighted average portfolio duration of two years or less. The Portfolio is not a money market fund, and it is expected that the Portfolio will be managed in such a way that a feeder fund’s net asset value per share will fluctuate. There is no assurance that the Portfolio will achieve its investment objective, and you could lose money by investing in the Portfolio.

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Fixed-income securities are valued on the basis of the closing bid price. Investments in other mutual funds are valued at the net asset value per share. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most

15

State Street Short-Term Tax Exempt Bond Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2011, in valuing the Portfolio’s assets carried at fair value:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

TAX-EXEMPT OBLIGATIONS	$–	$112,737,810	$–	$112,737,810

MONEY MARKET FUND	1,068,964	–	–	1,068,964

TOTAL INVESTMENTS	$1,068,964	$112,737,810	$–	$113,806,774

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ended June 30, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

16

State Street Short-Term Tax Exempt Bond Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2010, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2011, tax years since inception through 2010 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2011, the book cost of investments was $113,081,357 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $766,994 and $41,577, respectively, resulting in net appreciation/depreciation of $725,417 for all securities as computed on a federal income tax basis.

Use of Estimates – The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3.	Securities Transactions
For the period ended June 30, 2011, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $52,522,650 and $26,716,668, respectively.

4.	Related Party Fees
The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”). The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio’s average daily net assets.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street’s services as administrator, custodian and transfer agent, the Trust pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

Annual percentage of
Asset Levels	average aggregate daily net assets

First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

17

State Street Short-Term Tax Exempt Bond Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

5.	Investment Sub-Adviser
Effective April 1, 2010, Nuveen Asset Management (“Nuveen”) serves as the investment sub-adviser to the Portfolio and is responsible for the day-to-day management of the Portfolio’s investments, subject to supervision by the Adviser and the Board of Trustees. For its services, the Adviser pays Nuveen 50% of the management fee, net of waivers, paid by the Portfolio to the Adviser. The Portfolio is not responsible for the fees paid to Nuveen.

6.	Trustees’ Fees
The Trust pays each Trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each Trustee an annual retainer of $30,000. Each Trustee is reimbursed for out-of-pocket and travel expenses.

7.	Indemnifications
The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

8.	Subsequent Events
In accordance with provisions surrounding Subsequent Events adopted by the Portfolio, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements.

Management has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

18

State Street Short-Term Tax Exempt Bond Portfolio
General Information (Unaudited)
June 30, 2011

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures are available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

19

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator and Custodian
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Short-Term Tax Exempt Bond Portfolio
State Street Bank and Trust Company
P.O. Box 5049

Boston, MA 02206	SSITSHTFBDSAR

STATE STREET EQUITY 500 INDEX PORTFOLIO

SEMI-ANNUAL REPORT

June 30, 2011
(Unaudited)

State Street Equity 500 Index Portfolio

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the State Street Equity 500 Index Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2011 to June 30, 2011.

The table below illustrates your Portfolio’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2011

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	January 1, 2011	June 30, 2011	Period *
Based on Actual Portfolio Return	$1,000.00	$1,059.70	$0.23

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.57	$0.23

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of June 30, 2011 was 0.046%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

1

State Street Equity 500 Index Portfolio
Portfolio of Investments
June 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)

COMMON STOCKS – 98.6%
Consumer Discretionary – 11.0%
Abercrombie & Fitch Co. Class A	13,046	$873
Amazon.Com, Inc.(a)	56,792	11,613
Apollo Group, Inc. Class A(a)	18,029	788
AutoNation, Inc.(a)	9,763	357
AutoZone, Inc.(a)	4,064	1,198
Bed Bath & Beyond, Inc.(a)	40,645	2,372
Best Buy Co., Inc.	51,719	1,624
Big Lots, Inc.(a)	12,727	422
Cablevision Systems Corp.	35,600	1,289
CarMax, Inc.(a)	33,800	1,118
Carnival Corp.	68,250	2,568
CBS Corp. Class B	107,203	3,054
Chipotle Mexican Grill, Inc.(a)	4,900	1,510
Coach, Inc.	46,728	2,987
Comcast Corp. Class A	443,248	11,232
D.R. Horton, Inc.	47,976	553
Darden Restaurants, Inc.	22,488	1,119
DeVry, Inc.	10,400	615
Direct TV. Class A(a)	125,377	6,372
Discovery Communications, Inc. Class A(a)	44,500	1,823
eBay, Inc.(a)	182,903	5,902
Expedia, Inc.	29,215	847
Family Dollar Stores, Inc.	18,858	991
Ford Motor Co.(a)	599,998	8,274
Fortune Brands, Inc.	23,445	1,495
GameStop Corp. Class A(a)	19,400	517
Gannett Co., Inc.	33,574	481
Gap, Inc.	67,398	1,220
Genuine Parts Co.	23,909	1,301
Goodyear Tire & Rubber Co.(a)	34,957	586
H&R Block, Inc.	44,415	712
Harley-Davidson, Inc.	35,901	1,471
Harman International Industries, Inc.	9,721	443
Hasbro, Inc.	20,425	897
Home Depot, Inc.	256,512	9,291
Host Hotels & Resorts, Inc.	104,421	1,770
International Game Technology	47,919	842
Interpublic Group of Cos., Inc.	71,894	899
JC Penney Co., Inc.	35,910	1,240
Johnson Controls, Inc.	107,186	4,465
Kohl’s Corp.	46,133	2,307
Lennar Corp. Class A	25,931	471
Limited Brands	40,467	1,556
Lowe’s Cos., Inc.	205,662	4,794
Macy’s, Inc.	65,323	1,910
Marriot International, Inc. Class A	45,050	1,599
Mattel, Inc.	53,676	1,476
McDonald’s Corp.	164,525	13,873
McGraw-Hill, Inc.	48,166	2,019
NetFlix, Inc.(a)	6,700	1,760
Newell Rubbermaid, Inc.	42,693	674
News Corp. Class A	364,209	6,447
NIKE, Inc. Class B	60,852	5,475
Nordstrom, Inc.	25,933	1,217
O’Reilly Automotive, Inc.(a)	22,900	1,500
Omnicom Group, Inc.	44,041	2,121
Polo Ralph Lauren Corp.	9,915	1,315
Priceline.com, Inc.(a)	7,790	3,988
Pulte Homes, Inc.(a)	54,705	419
Ross Stores, Inc.	18,100	1,450
Scripps Networks Interactive, Inc. Class A	13,135	642
Sears Holdings Corp.(a)	7,474	534
Snap-On, Inc.	9,212	576
Stanley Black & Decker, Inc.	26,007	1,874
Staples, Inc.	114,233	1,805
Starbucks Corp.	117,761	4,650
Starwood Hotels & Resorts Worldwide, Inc.	29,947	1,678
Target Corp.	113,016	5,302
Tiffany & Co.	19,180	1,506
Time Warner Cable, Inc.	53,971	4,212
Time Warner, Inc.	172,391	6,270
TJX Cos., Inc.	62,606	3,289
Urban Outfitters, Inc.(a)	18,300	515
V.F. Corp.	12,993	1,411
Viacom, Inc. Class B	96,122	4,902
Walt Disney Co.	301,845	11,784
Washington Post Co. Class B	660	277
Whirlpool Corp.	11,361	924
Wyndham Worldwide Corp.	25,599	861
Wynn Resorts, Ltd.	11,600	1,665
Yum! Brands, Inc.	74,392	4,109

		212,288

Consumer Staples – 10.4%
Altria Group, Inc.	333,799	8,816
Archer-Daniels-Midland Co.	101,324	3,055
Avon Products, Inc.	67,360	1,886
Brown-Forman Corp. Class B	15,455	1,154
Campbell Soup Co.	27,065	935
Clorox Co.	21,243	1,433
Coca-Cola Co.	361,711	24,340
Coca-Cola Enterprises, Inc.	50,901	1,485
Colgate-Palmolive Co.	78,101	6,827
ConAgra Foods, Inc.	62,475	1,612
Constellation Brands, Inc. Class A(a)	29,326	611
Costco Wholesale Corp.	68,889	5,597
CVS Caremark Corp.	217,132	8,160
Dean Foods Co.(a)	23,558	289
Dr Pepper Snapple Group, Inc.	34,400	1,442
Estee Lauder Cos., Inc. Class A	17,552	1,846
General Mills, Inc.	101,664	3,784
H.J. Heinz Co.	50,569	2,694
Hormel Foods Corp.	23,600	704
Kellogg Co.	39,935	2,209
Kimberly-Clark Corp.	64,800	4,313
Kraft Foods, Inc. Class A	279,309	9,840
Kroger Co.	100,376	2,489
Lorillard, Inc.	23,461	2,554
McCormick & Co., Inc.	19,853	984
Molson Coors Brewing Co., Class B	23,862	1,068
PepsiCo, Inc.	250,154	17,618
Philip Morris International, Inc.	282,099	18,836
Procter & Gamble Co.	441,519	28,067
Reynolds American, Inc.	52,874	1,959
Safeway, Inc.	56,564	1,322
Sara Lee Corp.	89,234	1,695
SuperValu, Inc.	34,848	328
Sysco Corp.	92,509	2,884
The Hershey Company	25,282	1,437

See Notes to Financial Statements.

2

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)

COMMON STOCKS – (continued)
Consumer Staples – (continued)
The J.M. Smucker Co.	18,060	$1,381
Tyson Foods, Inc., Class A	43,735	849
Wal-Mart Stores, Inc.	301,602	16,027
Walgreen Co.	147,718	6,272
Whole Foods Market, Inc.	22,533	1,430

		200,232

Energy – 12.5%
Alpha Natural Resources, Inc.(a)	35,600	1,618
Anadarko Petroleum Corp.	79,026	6,066
Apache Corp.	61,025	7,530
Baker Hughes, Inc.	68,573	4,976
Cabot Oil & Gas Corp.	17,300	1,147
Cameron International Corp.(a)	38,100	1,916
Chesapeake Energy Corp.	103,482	3,072
Chevron Corp.(b)	316,446	32,543
ConocoPhillips	225,430	16,950
Consol Energy, Inc.	35,373	1,715
Denbury Resources, Inc.(a)	61,700	1,234
Devon Energy Corp.	67,251	5,300
Diamond Offshore Drilling, Inc.	10,100	711
El Paso Corp.	122,292	2,470
EOG Resources, Inc.	42,817	4,477
EQT Corp.	22,400	1,176
ExxonMobil Corp.(b)	777,947	63,309
FMC Technologies, Inc.(a)	37,400	1,675
Halliburton Co.	145,034	7,397
Helmerich & Payne, Inc.	16,000	1,058
Hess Corp.	47,601	3,559
Marathon Oil Corp.	112,977	5,952
Murphy Oil Corp.	29,941	1,966
Nabors Industries, Ltd.(a)	43,104	1,062
National Oilwell Varco, Inc.	66,757	5,221
Newfield Exploration Co.(a)	20,600	1,401
Noble Corp.	38,800	1,529
Noble Energy, Inc.	27,610	2,475
Occidental Petroleum Corp.	128,144	13,332
Peabody Energy Corp.	42,524	2,505
Pioneer Natural Resources Co.	18,000	1,612
QEP Resources, Inc.	26,468	1,107
Range Resources Corp.	24,500	1,360
Rowan Cos., Inc.(a)	19,620	761
Schlumberger, Ltd.	213,558	18,451
Southwestern Energy Co.(a)	54,500	2,337
Spectra Energy Corp.	102,398	2,807
Sunoco, Inc.	20,384	850
Tesoro Corp.(a)	20,065	460
Valero Energy Corp.	89,109	2,279
Williams Cos., Inc.	92,268	2,791

		240,157

Financials – 15.4%
ACE Ltd.	53,800	3,541
AFLAC, Inc.	74,990	3,501
Allstate Corp.	85,006	2,595
American Express Co.	167,364	8,653
American International Group, Inc.(a)	68,633	2,012
Ameriprise Financial, Inc.	39,107	2,256
AON Corp.	51,947	2,665
Apartment Investment & Management Co. Class A	16,252	415
Assurant, Inc.	14,131	513
AvalonBay Communities, Inc.	13,198	1,695
Bank of America Corp.	1,595,671	17,489
Bank of New York Mellon Corp.	197,985	5,072
BB&T Corp.	109,870	2,949
Berkshire Hathaway, Inc. Class B(a)	272,903	21,120
BlackRock, Inc.	15,400	2,954
Boston Properties, Inc.	21,967	2,332
Capital One Financial Corp.	72,463	3,744
CB Richard Ellis Group, Inc. Class A(a)	47,275	1,187
Charles Schwab Corp.	156,893	2,581
Chubb Corp.	46,075	2,885
Cincinnati Financial Corp.	27,114	791
Citigroup, Inc.	456,120	18,993
CME Group, Inc.	10,591	3,088
Comerica, Inc.	26,344	911
Developers Diversified Realty Corp.	1,532	22
Discover Financial Services	85,205	2,279
E*Trade Financial Corp.(a)	33,931	468
Equity Residential	46,957	2,817
Federated Investors, Inc. Class B	14,870	354
Fifth Third Bancorp	141,016	1,798
First Horizon National Corp.	46,055	439
Franklin Resources, Inc.	22,980	3,017
Genworth Financial, Inc. Class A(a)	72,151	742
Goldman Sachs Group, Inc.	81,534	10,851
Hartford Financial Services Group, Inc.	69,797	1,841
HCP, Inc.	64,100	2,352
Health Care REIT, Inc.	26,800	1,405
Hudson City Bancorp, Inc.	76,692	628
Huntington Bancshares, Inc.	127,456	836
IntercontinentalExchange, Inc.(a)	11,180	1,394
Invesco Ltd.	72,300	1,692
J.P. Morgan Chase & Co.	628,015	25,711
Janus Capital Group, Inc.	31,407	296
KeyCorp	150,475	1,253
Kimco Realty Corp.	66,369	1,237
Legg Mason, Inc.	22,342	732
Leucadia National Corp.	29,736	1,014
Lincoln National Corp.	48,192	1,373
Loews Corp.	49,731	2,093
M & T Bank Corp.	18,637	1,639
Marsh & McLennan Cos., Inc.	85,653	2,671
Marshall & Ilsley Corp.	86,593	690
Mastercard, Inc. Class A	15,400	4,641
MetLife, Inc.	168,396	7,388
Moody’s Corp.	29,966	1,149
Morgan Stanley	244,430	5,624
NASDAQ OMX Group, Inc.(a)	25,400	643
Northern Trust Corp.	38,006	1,747
NYSE Euronext	40,000	1,371
Paychex, Inc.	50,338	1,546
People’s United Financial, Inc.	52,600	707
PNC Financial Services Group, Inc.	83,717	4,990
Principal Financial Group, Inc.	50,091	1,524

See Notes to Financial Statements.

3

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)

COMMON STOCKS – (continued)
Financials – (continued)
Progressive Corp.	104,301	$2,230
ProLogis, Inc.	66,699	2,390
Prudential Financial, Inc.	77,239	4,912
Public Storage, Inc.	21,987	2,507
Regions Financial Corp.	191,689	1,188
Simon Property Group, Inc.	46,615	5,418
SLM Corp.(a)	82,954	1,394
State Street Corp.(c)	79,725	3,595
SunTrust Banks, Inc.	85,618	2,209
T. Rowe Price Group, Inc.	40,475	2,442
Torchmark Corp.	11,421	733
Total System Services, Inc.	27,675	514
Travelers Cos., Inc.	68,904	4,023
U.S. Bancorp	306,652	7,823
Unum Group	47,529	1,211
Ventas, Inc.	26,800	1,413
Visa, Inc.	77,700	6,547
Vornado Realty Trust	25,614	2,387
Wells Fargo Co.	830,549	23,305
Western Union Co.	103,085	2,065
XL Capital, Ltd. Class A	47,568	1,046
Zions Bancorp	30,453	731

		296,999

Health Care – 11.2%
Abbott Laboratories	242,606	12,766
Aetna, Inc.	59,750	2,634
Allergan, Inc.	48,792	4,062
AmerisourceBergen Corp.	42,686	1,767
Amgen, Inc.(a)	147,736	8,620
Baxter International, Inc.	92,761	5,537
Becton, Dickinson & Co.	34,397	2,964
Biogen Idec, Inc.(a)	37,631	4,023
Boston Scientific Corp.(a)	237,834	1,643
Bristol-Myers Squibb Co.	269,116	7,794
C.R. Bard, Inc.	12,897	1,417
Cardinal Health, Inc.	54,957	2,496
CareFusion Corp.(a)	33,278	904
Celgene Corp.(a)	74,818	4,513
Cephalon, Inc.(a)	11,100	887
Cerner Corp.(a)	23,400	1,430
CIGNA Corp.	42,396	2,180
Coventry Health Care, Inc.(a)	21,903	799
Covidien PLC	77,600	4,131
DaVita, Inc.(a)	14,600	1,264
Dentsply International, Inc.	20,900	796
Edwards Lifesciences Corp.(a)	18,500	1,613
Eli Lilly & Co.	161,775	6,071
Express Scripts, Inc.(a)	83,898	4,529
Forest Laboratories, Inc.(a)	43,602	1,715
Gilead Sciences, Inc.(a)	124,999	5,176
Hospira, Inc.(a)	25,303	1,434
Humana, Inc.(a)	26,007	2,095
Intuitive Surgical, Inc.(a)	6,200	2,307
Johnson & Johnson	431,249	28,687
Laboratory Corp. of America Holdings(a)	15,622	1,512
Life Technologies Corp.(a)	28,787	1,499
McKesson Corp.	40,055	3,351
Mead Johnson Nutrition Co.	32,118	2,170
Medco Health Solutions, Inc.(a)	63,868	3,610
Medtronic, Inc.	168,878	6,507
Merck & Co., Inc.	483,870	17,076
Mylan, Inc.(a)	68,009	1,678
Patterson Cos., Inc.	16,494	542
Pfizer, Inc.	1,260,511	25,967
Quest Diagnostics, Inc.	24,200	1,430
St. Jude Medical, Inc.	50,626	2,414
Stryker Corp.	54,089	3,174
Tenet Healthcare Corp.(a)	73,370	458
UnitedHealth Group, Inc.	172,996	8,923
Varian Medical Systems, Inc.(a)	18,160	1,272
Watson Pharmaceuticals, Inc.(a)	18,946	1,302
Wellpoint, Inc.	59,438	4,682
Zimmer Holdings, Inc.(a)	30,852	1,950

		215,771

Industrials – 11.4%
3M Co.	113,572	10,772
Amphenol Corp. Class A	27,000	1,458
Avery Dennison Corp.	15,388	594
Boeing Co.	117,288	8,671
Caterpillar, Inc.	101,479	10,804
CH Robinson Worldwide, Inc.	26,061	2,055
Cintas Corp.	21,588	713
CSX Corp.	178,314	4,675
Cummins, Inc.	31,358	3,245
Danaher Corp.	85,272	4,519
Deere & Co.	67,637	5,577
Dover Corp.	29,195	1,979
Eaton Corp.	53,190	2,737
Emerson Electric Co.	120,248	6,764
Equifax, Inc.	17,883	621
Expeditors International Washington, Inc.	33,220	1,701
Fastenal Co.	45,200	1,627
FedEx Corp.	50,100	4,752
First Solar, Inc.(a)	8,070	1,067
Flir Systems, Inc.	23,500	792
Flowserve Corp.	8,300	912
Fluor Corp.	28,060	1,814
General Dynamics Corp.	60,061	4,476
General Electric Co.(b)	1,674,033	31,572
Goodrich Co.	19,645	1,876
Honeywell International, Inc.	124,581	7,424
Huntington Ingalls Industries, Inc.(a)(d)	–	–
Illinois Tool Works, Inc.	78,871	4,455
Ingersoll-Rand PLC	51,100	2,320
Iron Mountain, Inc.	32,200	1,098
ITT Industries, Inc.	28,692	1,691
Jacobs Engineering Group, Inc.(a)	20,400	882
Joy Global, Inc.	16,600	1,581
L-3 Communications Holdings, Inc.	17,203	1,504
Leggett & Platt, Inc.	24,998	609
Lockheed Martin Corp.	44,852	3,632
Masco Corp.	57,123	687
Monster Worldwide, Inc.(a)	22,609	331
Norfolk Southern Corp.	55,855	4,185

See Notes to Financial Statements.

4

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)

COMMON STOCKS – (continued)
Industrials – (continued)
Northrop Grumman Corp.	46,311	$3,212
PACCAR, Inc.	57,774	2,952
Pall Corp.	17,209	968
Parker-Hannifin Corp.	25,403	2,280
Pitney Bowes, Inc.	29,727	683
Precision Castparts Corp.	22,607	3,722
Quanta Services, Inc.(a)	36,800	743
R.R. Donnelley & Sons Co.	29,609	581
Raytheon Co.	57,682	2,875
Republic Services, Inc.	46,803	1,444
Robert Half International, Inc.	23,440	634
Rockwell Automation, Inc.	21,905	1,901
Rockwell Collins, Inc.	24,231	1,495
Roper Industries, Inc.	14,400	1,200
Ryder Systems, Inc.	7,921	450
Southwest Airlines Co.	113,686	1,298
Stericycle, Inc.(a)	12,900	1,150
Textron, Inc.	41,239	974
Thermo Fisher Scientific, Inc.(a)	63,024	4,058
Tyco International Ltd.	74,000	3,658
Union Pacific Corp.	77,668	8,109
United Parcel Service, Inc. Class B	154,646	11,278
United Technologies Corp.	144,278	12,770
W.W. Grainger, Inc.	8,769	1,347
Waste Management, Inc.	75,239	2,804

		218,758

Information Technology – 16.5%
Adobe Systems, Inc.(a)	80,457	2,530
Advanced Micro Devices, Inc.(a)	84,086	588
Agilent Technologies, Inc.(a)	54,568	2,789
Akamai Technologies, Inc.(a)	31,124	979
Altera Corp.	51,154	2,371
Analog Devices, Inc.	46,869	1,834
AOL, Inc.(a)(d)	1	–
Apple, Inc.(a)	145,284	48,767
Applied Materials, Inc.	211,707	2,754
Autodesk, Inc.(a)	34,976	1,350
Automatic Data Processing, Inc.	78,317	4,126
BMC Software, Inc.(a)	29,221	1,598
Broadcom Corp. Class A(a)	73,859	2,485
CA, Inc.	58,199	1,329
Cisco Systems, Inc.	871,519	13,604
Citrix Systems, Inc.(a)	29,467	2,357
Cognizant Technology Solutions Corp. Class A(a)	48,184	3,534
Computer Sciences Corp.	23,144	879
Compuware Corp.(a)	37,450	366
Corning, Inc.	248,876	4,517
Dell, Inc.(a)	266,550	4,443
Dun & Bradstreet Corp.	8,500	642
Electronic Arts, Inc.(a)	50,300	1,187
EMC Corp.(a)	327,884	9,033
F5 Networks, Inc.(a)	12,200	1,345
Fidelity National Information Services, Inc.	43,277	1,333
Fiserv, Inc.(a)	22,552	1,412
Google, Inc. Class A(a)	39,490	19,997
Harris Corp.	19,000	856
Hewlett-Packard Co.	327,616	11,925
Intel Corp.	837,356	18,556
International Business Machines Corp.	192,242	32,979
Intuit, Inc.(a)	43,963	2,280
Jabil Circuit, Inc.	31,651	639
Juniper Networks, Inc.(a)	85,493	2,693
KLA-Tencor Corp.	25,105	1,016
Lexmark International Group, Inc. Class A(a)	12,642	370
Linear Technology Corp.	36,963	1,221
LSI Corp.(a)	89,162	635
MEMC Electronic Materials, Inc.(a)	36,378	310
Microchip Technology, Inc.	28,189	1,069
Micron Technology, Inc.(a)	130,962	980
Microsoft Corp.(b)	1,165,735	30,309
Molex, Inc.	23,305	601
Motorola Mobility Holdings, Inc.(a)	44,183	974
Motorola Solutions, Inc.(a)	52,752	2,429
National Semiconductor Corp.	35,696	878
NetApp, Inc.(a)	57,257	3,022
Novellus Systems, Inc.(a)	15,230	550
NVIDIA Corp.(a)	91,556	1,459
Oracle Corp.	613,362	20,186
PerkinElmer, Inc.	15,618	420
QUALCOMM, Inc.	259,111	14,715
Red Hat, Inc.(a)	31,300	1,437
SAIC, Inc.(a)	42,900	722
Salesforce.com, Inc.(a)	18,600	2,771
SanDisk Corp.(a)	36,267	1,505
Symantec Corp.(a)	122,163	2,409
Tellabs, Inc.	63,030	291
Teradata Corp.(a)	25,620	1,542
Teradyne, Inc.(a)	28,149	417
Texas Instruments, Inc.	187,399	6,152
VeriSign, Inc.	25,721	861
Waters Corp.(a)	13,765	1,318
Western Digital Corp.(a)	35,200	1,281
Xerox Corp.	218,801	2,278
Xilinx, Inc.	42,402	1,546
Yahoo!, Inc.(a)	206,619	3,108

		316,859

Materials – 3.8%
Air Products & Chemicals, Inc.	33,909	3,241
Airgas, Inc.	11,300	791
AK Steel Holding Corp.	20,000	315
Alcoa, Inc.	165,449	2,624
Allegheny Technologies, Inc.	17,228	1,093
Ball Corp.	25,124	966
Bemis Co., Inc.	18,462	624
CF Industries Holdings, Inc.	10,950	1,551
Cliffs Natural Resources, Inc.	21,200	1,960
Dow Chemical Co.	185,228	6,668
E.I. Du Pont de Nemours & Co.	146,012	7,892
Eastman Chemical Co.	10,504	1,072
Ecolab, Inc.	36,366	2,050
FMC Corp.	10,600	912

See Notes to Financial Statements.

5

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)

COMMON STOCKS – (continued)
Materials – (continued)
Freeport-McMoRan Copper & Gold, Inc. Class B	150,504	$7,962
International Flavors & Fragrances, Inc.	13,031	837
International Paper Co.	68,711	2,049
MeadWestvaco Corp.	26,720	890
Monsanto Co.	85,555	6,206
Newmont Mining Corp.	78,406	4,232
Nucor Corp.	49,754	2,051
Owens-Illinois, Inc.(a)	24,000	619
Plum Creek Timber Co., Inc.	24,211	982
PPG Industries, Inc.	25,671	2,331
Praxair, Inc.	48,711	5,280
Sealed Air Corp.	22,792	542
Sherwin-Williams Co.	13,396	1,124
Sigma-Aldrich Corp.	18,334	1,345
Titanium Metals Corp.(a)	16,600	304
United States Steel Corp.	21,478	989
Vulcan Materials Co.	18,961	731
Weyerhaeuser Co.	84,074	1,838

		72,071

Telecommunication Services – 3.1%
American Tower Corp. Class A(a)	63,200	3,307
AT&T, Inc.	931,950	29,273
CenturyTel, Inc.	93,165	3,767
Frontier Communications Corp.	149,444	1,206
JDS Uniphase Corp.(a)	32,523	542
MetroPCS Communications, Inc.(a)	38,300	659
Sprint Nextel Corp.(a)	469,465	2,530
Verizon Communications, Inc.	449,166	16,722
Windstream Corp.	82,613	1,071

		59,077

Utilities – 3.3%
AES Corp.(a)	102,795	1,310
Ameren Corp.	36,060	1,040
American Electric Power Co., Inc.	75,952	2,862
CenterPoint Energy, Inc.	64,211	1,242
CMS Energy Corp.	37,956	747
Consolidated Edison, Inc.	45,752	2,436
Constellation Energy Group, Inc.	30,014	1,139
Dominion Resources, Inc.	92,262	4,453
DTE Energy Co.	27,684	1,385
Duke Energy Corp.	210,420	3,962
Edison International	51,119	1,981
Entergy Corp.	28,498	1,946
Exelon Corp.	105,221	4,508
FirstEnergy Corp.	66,722	2,946
Integrys Energy Group, Inc.	13,216	685
NextEra Energy, Inc.	66,021	3,794
Nicor, Inc.	7,800	427
NiSource, Inc.	41,182	834
Northeast Utilities	26,200	921
NRG Energy, Inc.(a)	36,700	902
Oneok, Inc.	16,100	1,192
Pepco Holdings, Inc.	32,500	638
PG&E Corp.	62,026	2,607
Pinnacle West Capital Corp.	15,860	707
PPL Corp.	90,175	2,510
Progress Energy, Inc.	46,081	2,212
Public Service Enterprise Group, Inc.	79,924	2,609
SCANA Corp.	19,300	760
Sempra Energy	37,686	1,993
Southern Co.	133,643	5,396
TECO Energy, Inc.	34,951	660
Wisconsin Energy Corp.	35,100	1,100
Xcel Energy, Inc.	77,151	1,875

		63,779

TOTAL COMMON STOCKS (Cost $1,107,620)		1,895,991

	Par
	Amount
	(000)

U.S. GOVERNMENT SECURITIES – 0.2%
United States Treasury Bill(b)(e)(f) 0.05% due 07/07/2011	$3,765	3,765
United States Treasury Bill(b)(e)(f) 0.06% due 08/25/2011	350	350

TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,115)		4,115

	Shares
	(000)

MONEY MARKET FUNDS – 1.1%
AIM Short Term Investment Prime Portfolio	20,731	20,731
Federated Money Market Obligations Trust	577	577

TOTAL MONEY MARKET FUNDS (Cost $21,308)		21,308

TOTAL INVESTMENTS(g)† – 99.9% (Identified cost $1,133,042)		1,921,414
Other Assets in Excess of Liabilities – 0.1%		1,396

NET ASSETS – 100.0%		$1,922,810

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Amount is less than $1,000.

(e)	Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.

6

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

(f)	Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

(g)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

		Notional	Unrealized
	Number of	Value	Appreciation
	Contracts	(000)	(000)

Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 9/2011	444	$28,217	$987

Total unrealized appreciation on open futures contracts purchased			$987

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at June 30, 2011 is listed in the Portfolio of Investments.

						Income earned
		Shares purchased	Shares sold for		Value at	for the six months	Realized loss
Security	Number of shares	for the six months	the six months	Number of shares	6/30/2011	ended 6/30/2011	on shares sold
Description	held at 12/31/2010	ended 6/30/2011	ended 6/30/2011	held at 6/30/2011	(000)	(000)	(000)

State Street Corp.	85,825	–	6,100	79,725	$3,595	$15	$(3)

See Notes to Financial Statements.

7

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities
June 30, 2011 (Unaudited)
(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,130,328)	$1,917,819
Investments in non-controlled affiliates at market value (identified cost $2,714) (Note 4)	3,595

Total investments at market value (identified cost $1,133,042)	1,921,414
Receivable for investment securities sold	169
Daily variation margin on futures contracts	249
Dividends and interest	2,417

Total assets	1,924,249
Liabilities
Management fees (Note 4)	143
Accrued expenses and other liabilities	1,296

Total liabilities	1,439

Net Assets	$1,922,810

See Notes to Financial Statements.

8

State Street Equity 500 Index Portfolio

Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)
(Amounts in thousands)

Investment Income
Interest	$16
Dividend income — unaffiliated issuers (net of foreign taxes withheld of $2)	18,941
Dividend income — non-controlled affiliated issuer	29

Total investment income	18,986

Expenses
Management fees (Note 4)	438

Total expenses	438

Net Investment Income	$18,548

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers	$29,251
Futures contracts	1,634

30,885
Net change in net unrealized appreciation (depreciation) on:
Investments	65,579
Futures contracts	445

66,024

Net realized and unrealized gain	96,909

Net Increase in Net Assets Resulting from Operations	$115,457

See Notes to Financial Statements.

9

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets
(Amounts in thousands)

	For The
	Six Months Ended	For The
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010

Increase (Decrease) in Net Assets From Operations:
Net investment income	$18,548	$37,668
Net realized gain on investments and futures contracts	30,885	26,111
Net change in net unrealized appreciation on investments and futures contracts	66,024	214,085

Net increase in net assets from operations	115,457	277,864

Capital Transactions
Contributions	42,648	241,838
Withdrawals	(333,432)	(314,951)

Net decrease in net assets from capital transactions	(290,784)	(73,113)

Net Increase (Decrease) in Net Assets	(175,327)	204,751
Net Assets
Beginning of period	2,098,137	1,893,386

End of period	$1,922,810	$2,098,137

See Notes to Financial Statements.

10

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Six Months
	Ended
	6/30/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Supplemental Data and Ratios
Net assets, end of period (in thousands)	1,922,810		2,098,137	1,893,386	1,522,208	2,422,377	2,766,696
Ratios to average net assets:
Operating expenses	0.045	%*	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	1.91	%*	1.99%	2.28%	2.30%	1.96%	1.94%
Portfolio turnover rate(a)	2	%**	12%	19%	14%	12%	10%
Total return(b)	5.97	%**	15.08%	26.50%	(37.02)%	5.49%	15.75%

(a)	The portfolio turnover rate excludes in-kind security transactions.

(b)	Results represent past performance and are not indicative of future results.

*	Annualized.

**	Not annualized.

See Notes to Financial Statements.

11

State Street Equity 500 Index Portfolio
Notes to Financial Statements
June 30, 2011 (Unaudited)

1.	Organization
State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Short-Term Tax Exempt Bond Portfolio, State Street Limited Duration Bond Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio and State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to State Street Equity 500 Index Portfolio (the “Portfolio”).

At June 30, 2011, the following Portfolios were in operation: the Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Short-Term Tax Free Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive

12

State Street Equity 500 Index Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

ASSETS:
INVESTMENTS:
Common Stocks	$1,895,991	$–	$–	$1,895,991
U.S. Government Securities	–	4,115	–	4,115
Money Market Funds	21,308	–	–	21,308
OTHER ASSETS:
Futures contracts	987	–	–	987

TOTAL ASSETS	$1,918,286	$4,115	$–	$1,955,401

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ended June 30, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and

13

State Street Equity 500 Index Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes:  The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2010, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2011, the book cost of investments was $1,133,042 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $845,030 and $56,658 respectively, resulting in net appreciation/depreciation of $788,372 for all securities as computed on a federal income tax basis.

Futures:  The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an

14

State Street Equity 500 Index Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at June 30, 2011:

Asset Derivatives(1) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk*	Contracts Risk	Total

Futures Contracts	$–	$–	$–	$987	$–	$–	$987

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the period ended June 30, 2011, were as follows:

Realized Gain (Loss)(1) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total

Futures Contracts	$–	$–	$–	$1,634	$–	$–	$1,634

Change in Appreciation (Depreciation)(2) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total

Futures Contracts	$–	$–	$–	$445	$–	$–	$445

(1)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional of futures outstanding during the year ended June 30, 2011 was $35,204,583.

Use of estimates:  The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

15

State Street Equity 500 Index Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

3.	Securities Transactions
For the period ended June 30, 2011, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $29,678,296 and $179,945,736, respectively.

4.	Related Party Fees and Transactions
The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at June 30, 2011 is listed in the Portfolio of Investments.

5.	Trustees’ Fees
Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates. These fees are paid through a unitary fee.

6.	Indemnifications
The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7.	Subsequent Events
In accordance with provisions surrounding Subsequent Events adopted by the Portfolio, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

16

State Street Equity 500 Index Portfolio
General Information
June 30, 2011 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

17

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio
State Street Bank and Trust Company
P.O. Box 5049

Boston, MA 02206	SSITEQ500SAR

Item 2. Code of Ethics.
Not applicable to this filing.
Item 3. Audit Committee Financial Expert.
Not applicable to this filing.
Item 4. Principal Accountant Fees and Services.
Not applicable to this filing.
Item 5. Audit Committees of Listed Registrants.
Not applicable to the Registrant.
Item 6. Schedule of Investments.
(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.
(b) Not applicable to the Registrant.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
There has been no material change to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominating Committee. The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedures, the Registrant’s Nominating Committee will consider nominees to the Board of Trustees recommended by the shareholders. Recommendations should be submitted to the Nominating Committee in care of the Secretary of the Trust.

Item 11. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act, as amended.
(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT): State Street Master Funds

By:	/s/ James E. Ross James E. Ross President

Date:	September 2, 2011

By:	/s/ Laura F. Dell Laura F. Dell Treasurer

Date:	September 2, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross President (Principal Executive Officer)

Date:	September 2, 2011

By:	/s/ Laura F. Dell Laura F. Dell Treasurer (Principal Financial Officer)

Date:	September 2, 2011